UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Bond Fund

Semiannual report 11/30/17

A message to shareholders

Dear shareholder,

The divergent performance of bond markets over the latter half of 2017 highlights the need for a diversified approach to fixed income. Credit-sensitive sectors, including high-yield bonds and emerging-market debt, posted gains as investors grew increasingly optimistic about the economic outlook both in the United States and globally, particularly after the passage of sweeping tax reform in the U.S. Segments of the market more sensitive to interest-rate changes, meanwhile, posted muted gains or even losses, as was the case with certain U.S. Treasury securities. The pressures driving these markets could persist for some time: The U.S. Federal Reserve (Fed) continued to gradually normalize interest rates on the back of an improving economy, and that trend is expected to continue into 2018 under new Fed Chairman Jerome Powell.

Environments like these can be challenging for investors: The relative safety offered by high-quality bonds is often tested when rates rise, while the credit segments of the market can be more susceptible to economic volatility. Although there are no easy answers for income-seeking investors, your best resource, as always, is your financial advisor, who can help position your portfolio so that it is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the road.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
44	Financial statements
47	Financial highlights
55	Notes to financial statements
64	Continuation of investment advisory and subadvisory agreements
70	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/17 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Longer-term yields were somewhat volatile though generally rangebound

Yields fluctuated during the period, while the U.S. Federal Reserve continued to take steps to normalize monetary policy.

Risk assets led the bond market's advance

Investors' outlook for improved economic conditions in the United States fueled gains in risk assets, such as high-yield bonds, while interest-rate-sensitive securities, such as U.S. Treasuries, struggled.

The fund generated a positive return

The fund notched gains during the period, outperforming its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

PORTFOLIO COMPOSITION AS OF 11/30/17 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market's perception of issuer creditworthiness. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       3

Discussion of fund performance

An interview with Portfolio Managers Howard C. Greene, CFA, and Jeffrey N. Given, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Howard C. Greene, CFA
Portfolio Manager
John Hancock Asset Management

Jeffrey N. Given, CFA
Portfolio Manager
John Hancock Asset Management

The six months ended November 30, 2017, represented a relatively calm period for fixed-income investors. What were some of the factors moving markets?

A number of themes drove market performance during the past six months. Investor confidence was generally high, as data continued to reflect strengthening economies, both in the United States and abroad. Investors in the United States finally had some policy news to react to, as a sweeping tax reform bill was signed into law after period end.

Interest rates continued to be rangebound, with yields on 10-year U.S. Treasuries declining steadily through early September, then reversing direction to close out November slightly higher than where they began. The U.S. Federal Reserve (Fed) raised rates twice—once in June and again after the period ended in December—bringing the federal funds rate, the benchmark interest rate for short-term lending, to 1.25%-1.50%.

Against this backdrop, risk assets continued to notch gains, with high-yield bonds (generally those rated BB and below) and emerging-market debt both gaining ground, while more interest-rate-sensitive segments of the market, such as U.S. Treasuries, underperformed, and in some cases posted losses.

With Jerome Powell likely to become the next Fed chair in early 2018, what is your outlook for interest rates and monetary policy?

The consensus is that Powell, once confirmed, will seek to continue the moderate, data-driven approach the Fed has been pursuing since the financial crisis in 2007-2008. Powell has been a governor on the Federal Reserve since 2012 and has firsthand experience navigating the balancing act that is accommodating economic growth on one hand and normalizing policy on the other. As for interest rates, the Fed's own projections call for two to three rate increases in 2018, which sounds like a reasonable estimate to us.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       4

"... risk assets continued to notch gains, with high-yield bonds and emerging-market debt both gaining ground, while more interest-rate-sensitive segments of the market, such as U.S. Treasuries, underperformed, and in some cases posted losses."
The more noteworthy change, however, has to do with the Fed's plans to reduce the size of its balance sheet. After multiple iterations of bond-buying programs in the wake of the financial crisis, the Fed now holds approximately $4.5 trillion worth of debt on its books, including $1.8 trillion in agency mortgage-backed securities (MBS). In October, the Fed began implementing a plan by which it will reinvest fewer and fewer proceeds from maturing debt in order to shrink its balance sheet over time. It remains to be seen what effect this might have on the agency MBS market—the Fed is the largest buyer in the space today, and with already tight valuations, any downturn in demand could have a material effect on prices. With that in mind, we have been taking a somewhat cautious

QUALITY COMPOSITION AS OF 11/30/17 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       5

"While the economy has been showing some encouraging signs, we still don't believe now is the time to be making big bets on either interest rates or credit."
stance on agency MBS, and the fund holds 21.1% of net assets in U.S. government agency debt, including collateralized mortgage obligations.

What positions helped the fund's performance versus its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index?

One of the biggest positive contributions to performance came from the fund's limited exposure to U.S. Treasuries and its slightly below-benchmark exposure to duration, which measures a portfolio's sensitivity to interest rates. The fund's duration at period end was 5.75 years, compared with 6.00 years for the benchmark. Treasuries generally lagged the rest of the bond market and sold off toward the end of the period; the fund's underweight position contributed positively to relative returns. Likewise, the fund's lower duration profile meant it was less susceptible to price declines as interest rates rose.

Another big contributor was the fund's modest position in high-yield debt, which gained during the period. Investment-grade corporate debt also had a positive effect on returns, and strong security selection in the corporate bond space was beneficial to relative results. Finally, the fund's overweight exposure to commercial mortgage-backed securities (CMBS) boosted relative returns. Fundamentals in commercial real estate, which tend to be correlated with the health of the overall economy, continued to strengthen during the period and CMBS benefited.

What positions detracted from relative performance?

The fund's position in investment-grade U.S. utilities was a slight drag on returns, as were allocations to certain asset-backed securities, including securities backed by auto loans and credit

COUNTRY COMPOSITION AS OF 11/30/17 (%)

United States	89.0
United Kingdom	2.1
Netherlands	1.4
France	1.3
Ireland	1.0
Other countries	5.2
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       6

card receivables. Altogether, these were relatively small positions for the fund and were only a minor factor in the fund's relative results versus the benchmark.

How are you positioning the fund heading into 2018?

We're continuing to take a fairly conservative stance in general as we head into the new year. While the economy has been showing some encouraging signs, we still don't believe now is the time to be making big bets on either interest rates or credit. To that end, we held a modestly defensive stance with respect to the fund's duration; however, sector weighting and individual security selection remain our primary strategic emphasis. With that said, the fund holds some floating-rate securities, primarily MBS that hold adjustable rate loans. These investments can benefit should interest rates continue to move higher, and we believe they provide an element of diversification to the fund.

With regard to credit, we have been focused on high-quality securities within both the investment-grade space and the high-yield area. While our primary goal is to offer investors a well-diversified portfolio, in general we prefer credit-driven holdings over rate-sensitive securities, given the incremental yields offered and the strength of underlying fundamentals.

The reality for investors, however, is that for the foreseeable future, we are likely to remain in an environment of coupon-driven returns. There are not a lot of opportunities in the market for meaningful price appreciation, and as the Fed continues to normalize monetary policy, individual security selection will become increasingly important. While the markets seem to have already priced in stronger economic growth under a Trump administration, we believe our slightly more conservative stance is warranted until policy changes become realities and that growth manifests itself in economic data.

MANAGED BY

Howard C. Greene, CFA On the fund since 2002 Investing since 1979
Jeffrey N. Given, CFA On the fund since 2006 Investing since 1993

The views expressed in this report are exclusively those of Howard C. Greene, CFA, and Jeffrey N. Given, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  NOVEMBER 30, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-17	as of 11-30-17
Class A	0.75	2.37	5.27	-2.67	12.43	67.19	2.56	2.55
Class B	-0.85	2.12	5.12	-4.04	11.07	64.72	1.97	1.96
Class C	3.21	2.49	4.97	0.01	13.07	62.45	1.97	1.96
Class I2	5.26	3.53	6.10	1.52	18.97	80.77	2.97	2.96
Class R2[2,3]	4.78	3.16	5.70	1.26	16.81	74.05	2.59	2.58
Class R4[2,3]	5.10	3.31	5.76	1.44	17.70	75.10	2.82	2.71
Class R6[2,3]	5.37	3.66	6.01	1.51	19.68	79.20	3.07	3.06
Class NAV[2,3]	5.37	3.41	5.81	1.58	18.23	75.89	3.08	3.07
Index†	3.21	1.98	3.99	0.68	10.29	47.84	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	0.84	1.54	1.54	0.52	0.93	0.78	0.43	0.41
Net (%)	0.84	1.54	1.54	0.52	0.93	0.68	0.43	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	11-30-07	16,472	16,472	14,784
Class C4	11-30-07	16,245	16,245	14,784
Class I2,3	11-30-07	18,077	18,077	14,784
Class R2[2,3]	11-30-07	17,405	17,405	14,784
Class R4[2,3]	11-30-07	17,510	17,510	14,784
Class R6[2,3]	11-30-07	17,920	17,920	14,784
Class NAV[2,3]	11-30-07	17,589	17,589	14,784

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R2 shares were first offered 3-1-12; Class R4 shares were first offered 3-27-15; Class R6 shares were first offered 9-1-11; Class NAV shares were first offered 8-31-15. Returns prior to these dates are those of Class A shares except they do not include sales charges, and have not been adjusted for class-specific expenses; otherwise returns would vary.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2017, with the same investment held until November 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2017, with the same investment held until November 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2017	Ending value on 11-30-2017	Expenses paid during period ended 11-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,013.70	$3.99	0.79%
	Hypothetical example for comparison purposes	1,000.00	1,021.10	4.00	0.79%
Class B	Actual expenses/actual returns	1,000.00	1,009.50	7.51	1.49%
	Hypothetical example for comparison purposes	1,000.00	1,017.60	7.54	1.49%
Class C	Actual expenses/actual returns	1,000.00	1,010.10	7.51	1.49%
	Hypothetical example for comparison purposes	1,000.00	1,017.60	7.54	1.49%
Class I	Actual expenses/actual returns	1,000.00	1,015.20	2.42	0.48%
	Hypothetical example for comparison purposes	1,000.00	1,022.70	2.43	0.48%
Class R2	Actual expenses/actual returns	1,000.00	1,012.60	4.44	0.88%
	Hypothetical example for comparison purposes	1,000.00	1,020.70	4.46	0.88%
Class R4	Actual expenses/actual returns	1,000.00	1,014.40	3.23	0.64%
	Hypothetical example for comparison purposes	1,000.00	1,021.90	3.24	0.64%
Class R6	Actual expenses/actual returns	1,000.00	1,015.10	1.97	0.39%
	Hypothetical example for comparison purposes	1,000.00	1,023.10	1.98	0.39%
Class NAV	Actual expenses/actual returns	1,000.00	1,015.80	1.92	0.38%
	Hypothetical example for comparison purposes	1,000.00	1,023.20	1.93	0.38%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       11

Fund’s investments

AS OF 11-30-17 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 34.2%				$3,888,161,350
(Cost $3,865,308,219)
U.S. Government 14.6%				1,664,442,273
U.S. Treasury
Bond	2.750	11-15-42	369,130,000	365,034,964
Bond	2.750	08-15-47	308,127,000	302,482,018
Bond	3.000	02-15-47	166,770,000	172,046,706
Note	1.375	09-15-20	141,265,000	139,355,716
Note	1.500	08-15-20	101,610,000	100,609,777
Note	1.625	10-15-20	47,270,000	46,906,243
Note	2.000	11-30-20	265,375,000	265,996,973
Note	2.250	11-15-27	236,559,000	233,029,095
Treasury Inflation Protected Security	0.375	07-15-25	39,236,577	38,980,781
U.S. Government Agency 19.6%				2,223,719,077
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	7,246,850	7,296,060
30 Yr Pass Thru	3.000	04-01-43	8,039,682	8,069,151
30 Yr Pass Thru	3.000	06-01-43	2,934,084	2,947,590
30 Yr Pass Thru	3.000	05-01-46	5,287,031	5,297,324
30 Yr Pass Thru	3.000	10-01-46	21,444,570	21,480,429
30 Yr Pass Thru	3.000	11-01-46	20,328,459	20,333,094
30 Yr Pass Thru	3.000	12-01-46	90,645,153	90,609,167
30 Yr Pass Thru	3.000	04-01-47	59,491,305	59,504,869
30 Yr Pass Thru	3.500	02-01-41	19,075,369	19,658,317
30 Yr Pass Thru	3.500	01-01-42	1,898,460	1,962,113
30 Yr Pass Thru	3.500	05-01-42	1,711,417	1,765,858
30 Yr Pass Thru	3.500	06-01-42	7,418,222	7,654,198
30 Yr Pass Thru	3.500	08-01-42	2,009,423	2,073,343
30 Yr Pass Thru	3.500	09-01-42	2,350,571	2,423,874
30 Yr Pass Thru	3.500	04-01-44	8,487,562	8,788,056
30 Yr Pass Thru	3.500	05-01-45	20,374,578	21,003,598
30 Yr Pass Thru	3.500	01-01-46	2,466,934	2,541,553
30 Yr Pass Thru	3.500	08-01-46	102,181,038	105,399,516
30 Yr Pass Thru	3.500	09-01-46	43,283,282	44,533,726
30 Yr Pass Thru	3.500	10-01-46	6,807,957	7,023,457
30 Yr Pass Thru	3.500	10-01-46	33,298,375	34,368,012
30 Yr Pass Thru	3.500	12-01-46	21,441,992	22,083,864
30 Yr Pass Thru	3.500	01-01-47	12,091,470	12,468,547
30 Yr Pass Thru	3.500	02-01-47	21,364,062	22,040,323
30 Yr Pass Thru	3.500	04-01-47	22,186,491	22,878,383
30 Yr Pass Thru	3.500	11-01-47	56,385,000	58,213,864
30 Yr Pass Thru	4.000	01-01-41	20,497,785	21,592,996
30 Yr Pass Thru	4.000	03-01-42	10,046,812	10,582,051
30 Yr Pass Thru	4.000	11-01-43	5,979,406	6,369,895

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 12

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	02-01-44	2,700,654	$2,839,044
30 Yr Pass Thru	4.000	07-01-45	30,304,732	31,985,493
30 Yr Pass Thru	4.000	01-01-47	18,910,079	19,961,824
30 Yr Pass Thru	4.000	03-01-47	101,902,967	107,177,364
30 Yr Pass Thru	4.000	04-01-47	32,478,563	34,371,235
30 Yr Pass Thru	4.000	05-01-47	24,457,798	25,890,707
30 Yr Pass Thru	4.000	10-01-47	41,508,791	43,895,264
30 Yr Pass Thru	4.500	11-01-39	2,971,496	3,189,982
30 Yr Pass Thru	4.500	02-01-41	4,761,691	5,108,828
30 Yr Pass Thru	4.500	03-01-41	3,052,371	3,307,804
30 Yr Pass Thru	4.500	09-01-41	1,984,755	2,127,587
30 Yr Pass Thru	4.500	10-01-41	2,200,213	2,358,551
30 Yr Pass Thru	4.500	06-01-47	27,904,891	30,144,147
30 Yr Pass Thru	5.000	03-01-41	1,541,328	1,673,784
30 Yr Pass Thru	5.500	05-01-38	309,133	346,356
30 Yr Pass Thru	5.500	11-01-39	6,323,912	7,085,375
Federal National Mortgage Association
15 Yr Pass Thru	3.000	09-01-27	5,435,245	5,549,257
15 Yr Pass Thru	3.500	02-01-26	860,854	889,874
15 Yr Pass Thru	3.500	03-01-26	6,617,060	6,840,127
15 Yr Pass Thru	4.000	12-01-24	2,719,797	2,831,348
15 Yr Pass Thru	5.000	05-01-18	78	79
15 Yr Pass Thru	5.000	06-01-18	246	247
15 Yr Pass Thru	5.000	07-01-19	966	982
15 Yr Pass Thru	5.500	02-01-18	240	241
30 Yr Pass Thru	3.000	07-01-42	5,579,903	5,598,177
30 Yr Pass Thru	3.000	10-01-42	15,881,698	15,933,709
30 Yr Pass Thru	3.000	12-01-42	2,575,043	2,583,476
30 Yr Pass Thru	3.000	01-01-43	1,875,824	1,881,967
30 Yr Pass Thru	3.000	03-01-43	2,016,374	2,026,758
30 Yr Pass Thru	3.000	04-01-43	3,216,916	3,227,451
30 Yr Pass Thru	3.000	05-01-43	2,807,302	2,822,636
30 Yr Pass Thru	3.000	06-01-43	2,727,214	2,736,146
30 Yr Pass Thru	3.000	07-01-43	33,998,068	34,120,033
30 Yr Pass Thru	3.000	08-01-46	68,805,396	68,826,457
30 Yr Pass Thru	3.000	09-01-46	7,459,423	7,471,030
30 Yr Pass Thru	3.000	10-01-46	5,135,520	5,143,511
30 Yr Pass Thru	3.000	01-01-47	39,193,554	39,211,677
30 Yr Pass Thru	3.000	10-01-47	47,417,271	47,424,379
30 Yr Pass Thru	3.500	11-01-40	4,038,234	4,162,906
30 Yr Pass Thru	3.500	06-01-42	4,392,524	4,531,565
30 Yr Pass Thru	3.500	08-01-42	7,127,810	7,353,434
30 Yr Pass Thru	3.500	01-01-43	3,316,350	3,418,735
30 Yr Pass Thru	3.500	02-01-43	1,022,812	1,058,544
30 Yr Pass Thru	3.500	05-01-43	1,931,777	1,999,264

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	06-01-43	26,898,473	$27,817,166
30 Yr Pass Thru	3.500	07-01-43	16,707,181	17,272,257
30 Yr Pass Thru	3.500	01-01-45	5,846,455	6,046,136
30 Yr Pass Thru	3.500	04-01-45	19,677,939	20,297,751
30 Yr Pass Thru	3.500	04-01-45	5,338,061	5,506,199
30 Yr Pass Thru	3.500	04-01-45	22,671,857	23,385,971
30 Yr Pass Thru	3.500	02-01-46	37,933,081	38,938,224
30 Yr Pass Thru	3.500	07-01-46	61,174,690	62,784,117
30 Yr Pass Thru	3.500	02-01-47	57,889,395	59,640,422
30 Yr Pass Thru	3.500	03-01-47	49,213,238	50,763,347
30 Yr Pass Thru	3.500	07-01-47	79,643,814	82,152,419
30 Yr Pass Thru	3.500	11-01-47	71,903,481	74,123,343
30 Yr Pass Thru	4.000	09-01-40	24,605,294	25,932,469
30 Yr Pass Thru	4.000	11-01-40	3,442,843	3,675,884
30 Yr Pass Thru	4.000	12-01-40	7,780,542	8,193,405
30 Yr Pass Thru	4.000	01-01-41	8,195,421	8,631,257
30 Yr Pass Thru	4.000	02-01-41	2,616,820	2,756,741
30 Yr Pass Thru	4.000	09-01-41	19,097,434	20,150,978
30 Yr Pass Thru	4.000	10-01-41	8,239,663	8,680,762
30 Yr Pass Thru	4.000	01-01-42	4,461,512	4,702,159
30 Yr Pass Thru	4.000	03-01-42	2,248,971	2,369,223
30 Yr Pass Thru	4.000	05-01-42	8,843,514	9,316,375
30 Yr Pass Thru	4.000	07-01-42	574,232	605,205
30 Yr Pass Thru	4.000	09-01-43	10,372,163	11,006,173
30 Yr Pass Thru	4.000	10-01-43	16,916,174	17,899,326
30 Yr Pass Thru	4.000	01-01-44	8,204,028	8,691,407
30 Yr Pass Thru	4.000	12-01-45	28,186,351	29,640,620
30 Yr Pass Thru	4.000	02-01-46	19,606,814	20,508,136
30 Yr Pass Thru	4.000	04-01-46	19,993,789	20,912,900
30 Yr Pass Thru	4.000	06-01-46	13,173,900	13,779,501
30 Yr Pass Thru	4.000	07-01-46	32,733,421	34,238,170
30 Yr Pass Thru	4.000	10-01-46	7,738,626	8,089,532
30 Yr Pass Thru	4.000	01-01-47	23,536,925	24,964,612
30 Yr Pass Thru	4.000	03-01-47	36,266,785	38,137,963
30 Yr Pass Thru	4.000	04-01-47	33,523,687	35,567,620
30 Yr Pass Thru	4.500	11-01-39	5,682,817	6,102,213
30 Yr Pass Thru	4.500	08-01-40	3,999,847	4,293,164
30 Yr Pass Thru	4.500	08-01-40	2,637,379	2,830,783
30 Yr Pass Thru	4.500	02-01-41	10,018,300	10,748,265
30 Yr Pass Thru	4.500	05-01-41	11,909,596	12,784,888
30 Yr Pass Thru	4.500	06-01-41	8,600,252	9,236,301
30 Yr Pass Thru	4.500	07-01-41	6,011,181	6,455,750
30 Yr Pass Thru	4.500	08-01-41	4,382,192	4,706,286
30 Yr Pass Thru	4.500	05-01-42	9,202,390	9,882,971
30 Yr Pass Thru	4.500	11-01-42	6,363,040	6,857,492

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 14

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	01-01-43	1,864,637	$1,999,627
30 Yr Pass Thru	4.500	10-01-45	21,693,067	23,178,787
30 Yr Pass Thru	4.500	05-01-46	15,135,279	16,183,692
30 Yr Pass Thru	5.000	03-01-34	1,541,408	1,675,492
30 Yr Pass Thru	5.000	12-01-34	6,780	7,378
30 Yr Pass Thru	5.000	02-01-36	2,045,774	2,227,615
30 Yr Pass Thru	5.000	11-01-36	384,161	418,411
30 Yr Pass Thru	5.000	08-01-40	4,245,183	4,617,626
30 Yr Pass Thru	5.000	09-01-40	4,617,824	5,027,522
30 Yr Pass Thru	5.000	02-01-41	2,868,700	3,120,380
30 Yr Pass Thru	5.000	03-01-41	3,439,300	3,741,040
30 Yr Pass Thru	5.000	04-01-41	2,078,793	2,293,653
30 Yr Pass Thru	5.000	07-01-42	2,465,036	2,681,302
30 Yr Pass Thru	5.500	12-01-34	85,650	95,120
30 Yr Pass Thru	6.500	01-01-39	2,063,374	2,371,240
30 Yr Pass Thru	7.000	09-01-31	3,148	3,674
30 Yr Pass Thru	7.000	01-01-32	155	181
30 Yr Pass Thru	7.000	05-01-32	129	151
30 Yr Pass Thru	7.000	06-01-32	153	178
30 Yr Pass Thru	7.500	09-01-29	94	110
30 Yr Pass Thru	7.500	12-01-29	95	111
30 Yr Pass Thru	7.500	12-01-30	31	36
30 Yr Pass Thru	7.500	01-01-31	47	55
30 Yr Pass Thru	7.500	05-01-31	388	458
30 Yr Pass Thru	7.500	08-01-31	177	205
Note (6 month LIBOR + 2.122%) (A)	3.497	07-01-33	439	455
Government National
Mortgage Association
30 Yr Pass Thru	4.000	02-15-41	2,750,258	2,904,189
30 Yr Pass Thru	5.000	04-15-35	7,860	8,609
30 Yr Pass Thru	5.500	03-15-35	6,473	7,253
30 Yr Pass Thru	6.000	03-15-33	3,309	3,794
30 Yr Pass Thru	6.000	06-15-33	1,224	1,418
30 Yr Pass Thru	6.500	09-15-28	491	560
30 Yr Pass Thru	6.500	09-15-29	245	280
30 Yr Pass Thru	6.500	08-15-31	334	386
30 Yr Pass Thru	7.000	04-15-29	943	1,092
30 Yr Pass Thru	8.000	10-15-26	457	531
Foreign government obligations 0.5%				$56,863,173
(Cost $53,719,926)
Argentina 0.3%				31,170,518
City of Buenos Aires
Bond (B)	7.500	06-01-27	3,650,000	4,075,225
Provincia de Buenos Aires
Bond (B)	7.875	06-15-27	7,380,000	8,239,032

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 15

	Rate (%)	Maturity date		Par value^	Value
Argentina (continued)
Republic of Argentina
Bond	6.875	01-26-27		3,848,000	$4,205,864
Bond	7.500	04-22-26		8,800,000	9,948,400
Bond	8.280	12-31-33		4,030,859	4,701,997
Brazil 0.2%					25,692,655
Federative Republic of Brazil
Note	10.000	01-01-23	BRL	80,575,000	25,692,655
Corporate bonds 44.2%					$5,027,736,316
(Cost $4,954,039,154)
Consumer discretionary 5.9%					670,125,086
Auto components 0.2%
Lear Corp.	5.250	01-15-25		10,309,000	11,004,736
Nemak SAB de CV (B)	5.500	02-28-23		7,496,000	7,702,140
ZF North America Capital, Inc. (B)	4.750	04-29-25		5,990,000	6,381,626
Automobiles 1.2%
American Honda Finance Corp.	2.000	02-14-20		20,220,000	20,143,230
Daimler Finance North America LLC (B)	2.200	05-05-20		9,875,000	9,826,264
Ford Motor Company	4.750	01-15-43		7,510,000	7,433,024
Ford Motor Credit Company LLC	2.375	03-12-19		7,838,000	7,841,275
Ford Motor Credit Company LLC	5.875	08-02-21		24,785,000	27,390,915
General Motors Company	4.875	10-02-23		18,239,000	19,714,800
General Motors Financial Company, Inc.	4.000	01-15-25		18,144,000	18,485,362
General Motors Financial Company, Inc.	4.300	07-13-25		15,411,000	15,934,041
Mclaren Finance PLC (B)	5.750	08-01-22		2,925,000	2,983,500
Diversified consumer services 0.1%
Laureate Education, Inc. (B)	8.250	05-01-25		5,620,000	5,946,634
Service Corp. International	5.375	05-15-24		8,665,000	9,119,913
Hotels, restaurants and leisure 0.5%
CCM Merger, Inc. (B)	6.000	03-15-22		8,000,000	8,220,000
Chester Downs & Marina LLC (B)	9.250	02-01-20		9,575,000	9,808,630
Eldorado Resorts, Inc.	7.000	08-01-23		3,770,000	4,048,038
GLP Capital LP	5.375	04-15-26		8,100,000	8,742,897
Hilton Grand Vacations Borrower LLC (B)	6.125	12-01-24		3,245,000	3,537,050
International Game Technology PLC (B)	6.500	02-15-25		7,015,000	7,900,644
Jacobs Entertainment, Inc. (B)	7.875	02-01-24		4,748,000	5,104,100
Mohegan Gaming & Entertainment (B)	7.875	10-15-24		7,565,000	7,971,619
Waterford Gaming LLC (B)(C)(D)	8.625	09-15-14		440,015	0
Internet and direct marketing retail 1.3%
Amazon.com, Inc. (B)	3.150	08-22-27		25,010,000	25,018,168
Amazon.com, Inc. (B)	4.050	08-22-47		25,587,000	26,627,003
Expedia, Inc. (B)	3.800	02-15-28		23,520,000	22,595,478
Expedia, Inc.	5.000	02-15-26		24,972,000	26,782,058
Netflix, Inc. (B)	4.875	04-15-28		11,555,000	11,396,119
QVC, Inc.	4.375	03-15-23		10,252,000	10,546,689

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 16

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
QVC, Inc.	5.125	07-02-22	6,569,000	$6,977,347
QVC, Inc.	5.450	08-15-34	7,449,000	7,389,740
The Priceline Group, Inc.	2.750	03-15-23	10,570,000	10,449,443
Leisure products 0.1%
Vista Outdoor, Inc.	5.875	10-01-23	9,997,000	9,797,060
Media 2.3%
Altice Financing SA (B)	6.625	02-15-23	9,120,000	9,348,000
AMC Entertainment Holdings, Inc.	6.125	05-15-27	11,936,000	11,831,560
Cengage Learning, Inc. (B)	9.500	06-15-24	9,555,000	8,551,725
Charter Communications Operating LLC	4.200	03-15-28	22,295,000	21,920,912
Charter Communications Operating LLC	6.484	10-23-45	22,415,000	25,771,613
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	10,227,000	10,342,054
Lions Gate Entertainment Corp. (B)	5.875	11-01-24	6,805,000	7,187,781
McGraw-Hill Global Education
Holdings LLC (B)	7.875	05-15-24	7,975,000	7,955,063
MDC Partners, Inc. (B)	6.500	05-01-24	10,687,000	10,740,435
Midcontinent Communications (B)	6.875	08-15-23	8,738,000	9,284,125
Myriad International Holdings BV (B)	4.850	07-06-27	3,875,000	4,009,463
Myriad International Holdings BV (B)	5.500	07-21-25	15,235,000	16,546,734
National CineMedia LLC	6.000	04-15-22	4,186,000	4,238,325
Sinclair Television Group, Inc. (B)	5.625	08-01-24	6,970,000	7,161,675
Sirius XM Radio, Inc. (B)	3.875	08-01-22	3,780,000	3,809,106
Sirius XM Radio, Inc. (B)	5.000	08-01-27	8,472,000	8,567,310
Sirius XM Radio, Inc. (B)	5.375	04-15-25	9,070,000	9,537,559
Sirius XM Radio, Inc. (B)	5.375	07-15-26	11,600,000	12,151,000
Time Warner Cable LLC	8.250	04-01-19	8,430,000	9,065,188
Time Warner, Inc.	3.800	02-15-27	13,465,000	13,423,537
Viacom, Inc.	4.375	03-15-43	9,200,000	7,685,142
Viacom, Inc.	5.850	09-01-43	14,236,000	14,246,735
Viacom, Inc. (6.250% to 2-28-27, then 3
month LIBOR + 3.899%)	6.250	02-28-57	9,758,000	9,514,050
WMG Acquisition Corp. (B)	4.875	11-01-24	5,456,000	5,646,960
WMG Acquisition Corp. (B)	6.750	04-15-22	8,437,000	8,832,442
Multiline retail 0.1%
Macy’s Retail Holdings, Inc.	3.625	06-01-24	15,870,000	14,619,354
Specialty retail 0.1%
L Brands, Inc.	6.625	04-01-21	9,225,000	10,148,515
L Brands, Inc.	6.875	11-01-35	5,118,000	5,169,180
Consumer staples 1.3%				144,236,824
Beverages 0.5%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	32,285,000	36,382,922
Molson Coors Brewing Company	1.450	07-15-19	12,995,000	12,847,528
Molson Coors Brewing Company	3.000	07-15-26	9,826,000	9,530,379

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 17

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food and staples retailing 0.2%
Alimentation Couche-Tard, Inc. (B)	2.700	07-26-22	8,695,000	$8,594,469
CVS Health Corp.	2.875	06-01-26	11,960,000	11,325,402
Simmons Foods, Inc. (B)	5.750	11-01-24	4,945,000	4,906,429
Food products 0.3%
Bunge, Ltd. Finance Corp.	8.500	06-15-19	6,016,000	6,555,778
Kraft Heinz Foods Company (B)	4.875	02-15-25	8,702,000	9,250,557
Kraft Heinz Foods Company	5.200	07-15-45	6,280,000	6,795,026
Mondelez International Holdings
Netherlands BV (B)	1.625	10-28-19	11,410,000	11,254,501
Post Holdings, Inc. (B)	5.625	01-15-28	2,645,000	2,664,838
Household products 0.1%
Kronos Acquisition Holdings, Inc. (B)	9.000	08-15-23	9,085,000	8,539,900
Personal products 0.1%
Revlon Consumer Products Corp.	5.750	02-15-21	6,992,000	5,576,120
Revlon Consumer Products Corp.	6.250	08-01-24	8,555,000	5,175,775
Tobacco 0.1%
Vector Group, Ltd. (B)	6.125	02-01-25	4,640,000	4,837,200
Energy 4.9%				555,074,138
Energy equipment and services 0.1%
Antero Midstream Partners LP	5.375	09-15-24	10,787,000	11,137,578
Oil, gas and consumable fuels 4.8%
Andeavor Logistics LP	4.250	12-01-27	6,728,000	6,716,136
Andeavor Logistics LP	5.250	01-15-25	4,197,000	4,427,835
Andeavor Logistics LP	6.125	10-15-21	12,235,000	12,609,758
Andeavor Logistics LP	6.375	05-01-24	10,614,000	11,558,646
Boardwalk Pipelines LP	4.450	07-15-27	7,492,000	7,625,640
Cenovus Energy, Inc.	4.450	09-15-42	15,029,000	13,626,691
Cheniere Corpus Christi Holdings LLC (B)	5.125	06-30-27	4,925,000	5,091,219
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	6,605,000	7,158,169
Cimarex Energy Company	4.375	06-01-24	7,374,000	7,810,143
Colorado Interstate Gas
Company LLC (B)	4.150	08-15-26	7,955,000	7,949,128
Columbia Pipeline Group, Inc.	4.500	06-01-25	17,995,000	19,126,733
Continental Resources, Inc.	5.000	09-15-22	20,320,000	20,701,000
DCP Midstream Operating LP	2.700	04-01-19	10,889,000	10,820,944
DCP Midstream Operating LP (5.850%
to 5-21-23, then 3 month LIBOR +
3.850%) (B)	5.850	05-21-43	10,855,000	10,095,150
DCP Midstream Operating LP (B)	9.750	03-15-19	6,950,000	7,540,750
Enbridge Energy Partners LP	4.375	10-15-20	14,902,000	15,545,246
Enbridge Energy Partners LP (3 month
LIBOR + 3.798%) (A)	5.133	10-01-77	9,783,000	9,685,170
Energy Transfer Equity LP	5.875	01-15-24	7,500,000	8,025,000
Energy Transfer LP	4.200	04-15-27	4,462,000	4,455,600

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 18

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP	5.000	10-01-22	1,834,000	$1,963,153
Energy Transfer LP	5.150	03-15-45	12,120,000	11,586,454
Energy Transfer LP	5.875	03-01-22	1,250,000	1,368,201
Energy Transfer LP	9.700	03-15-19	4,468,000	4,855,995
EnLink Midstream Partners LP	4.850	07-15-26	12,953,000	13,523,549
Enterprise Products Operating LLC (3
month LIBOR + 3.708%) (A)	5.084	08-01-66	12,865,000	12,865,000
Enterprise Products Operating LLC
(5.250% to 8-16-27, then 3 month
LIBOR + 3.033%)	5.250	08-16-77	19,325,000	19,335,242
Gulfport Energy Corp.	6.000	10-15-24	2,040,000	2,047,650
KCA Deutag UK Finance PLC (B)	9.875	04-01-22	1,455,000	1,531,388
Kinder Morgan Energy Partners LP	7.750	03-15-32	7,890,000	9,884,020
Lukoil International Finance BV (B)	3.416	04-24-18	7,360,000	7,384,406
Murphy Oil Corp.	5.750	08-15-25	5,895,000	6,086,588
Newfield Exploration Company	5.625	07-01-24	5,072,000	5,477,760
Newfield Exploration Company	5.750	01-30-22	3,895,000	4,162,781
ONEOK Partners LP	5.000	09-15-23	5,423,000	5,818,090
Petrobras Global Finance BV	5.625	05-20-43	18,598,000	16,668,458
Petrobras Global Finance BV	7.375	01-17-27	19,303,000	21,271,906
Petroleos Mexicanos	4.875	01-24-22	12,393,000	12,956,758
Petroleos Mexicanos (B)	5.375	03-13-22	3,420,000	3,655,980
Plains All American Pipeline LP (6.125%
to 11-15-22, then 3 month LIBOR +
4.110%) (E)	6.125	11-15-22	8,975,000	8,874,031
Sabine Pass Liquefaction LLC	4.200	03-15-28	10,090,000	10,162,410
Sabine Pass Liquefaction LLC	5.000	03-15-27	9,596,000	10,220,642
Sabine Pass Liquefaction LLC	5.750	05-15-24	17,050,000	18,913,475
Sunoco Logistics Partners Operations LP	3.900	07-15-26	16,794,000	16,468,682
Sunoco Logistics Partners Operations LP	4.400	04-01-21	11,329,000	11,849,047
Tallgrass Energy Partners LP (B)	5.500	09-15-24	5,985,000	6,209,438
Tapstone Energy LLC (B)	9.750	06-01-22	3,710,000	3,283,350
Teekay Offshore Partners LP	6.000	07-30-19	11,613,000	11,554,935
The Williams Companies, Inc.	4.550	06-24-24	18,600,000	19,274,250
The Williams Companies, Inc.	5.750	06-24-44	11,435,000	12,049,631
Williams Partners LP	3.750	06-15-27	12,535,000	12,436,941
Williams Partners LP	4.875	03-15-24	20,753,000	21,608,231
WPX Energy, Inc.	5.250	09-15-24	3,760,000	3,694,200
WPX Energy, Inc.	6.000	01-15-22	7,625,000	7,853,750
YPF SA (B)	8.500	07-28-25	14,090,000	16,471,210
Financials 13.8%				1,570,657,798
Banks 7.7%
Australia & New Zealand Banking
Group, Ltd.	2.125	08-19-20	17,735,000	17,613,249

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 19

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Australia & New Zealand Banking
Group, Ltd. (6.750% to 6-15-26, then
5 Year U.S. ISDAFIX + 5.168%) (B)(E)	6.750	06-15-26	8,790,000	$10,009,613
Bank of America Corp.	3.950	04-21-25	15,946,000	16,393,158
Bank of America Corp.	4.200	08-26-24	6,327,000	6,644,206
Bank of America Corp.	4.250	10-22-26	12,091,000	12,685,263
Bank of America Corp.	4.450	03-03-26	20,583,000	21,848,149
Bank of America Corp. (6.300% to
3-10-26, then 3 month LIBOR +
4.553%) (E)	6.300	03-10-26	21,910,000	24,986,164
BankUnited, Inc.	4.875	11-17-25	1,595,000	1,698,024
Banque Federative du Credit Mutuel
SA (B)	2.200	07-20-20	16,950,000	16,858,231
Barclays Bank PLC (B)	10.179	06-12-21	6,780,000	8,293,215
Barclays PLC	4.375	01-12-26	10,590,000	11,003,518
BPCE SA (B)	4.500	03-15-25	14,390,000	14,990,511
BPCE SA (B)	5.700	10-22-23	14,625,000	16,220,705
Citigroup, Inc.	2.350	08-02-21	17,590,000	17,400,478
Citigroup, Inc.	4.600	03-09-26	17,385,000	18,453,876
Citigroup, Inc. (5.875% to 3-27-20, then
3 month LIBOR + 4.059%) (E)	5.875	03-27-20	23,515,000	24,631,963
Citigroup, Inc. (6.250% to 8-15-26, then
3 month LIBOR + 4.517%) (E)	6.250	08-15-26	18,095,000	20,246,134
Citizens Bank NA	2.200	05-26-20	16,310,000	16,211,949
Commerzbank AG (B)	8.125	09-19-23	11,495,000	13,849,878
Cooperatieve Rabobank UA (11.000%
to 6-30-19, then 3 month LIBOR +
10.868%) (B)(E)	11.000	06-30-19	9,524,000	10,714,500
Credit Agricole SA (7.875% to 1-23-24,
then 5 Year U.S. Swap Rate +
4.898%) (B)(E)	7.875	01-23-24	10,770,000	12,213,503
Credit Agricole SA (8.125% to 9-19-18,
then 5 Year U.S. Swap Rate +
6.283%) (B)	8.125	09-19-33	10,680,000	11,133,900
Fifth Third Bancorp (5.100% to 6-30-23,
then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	11,664,000	11,868,120
Freedom Mortgage Corp. (B)	8.125	11-15-24	8,345,000	8,678,800
HBOS PLC (B)	6.750	05-21-18	12,520,000	12,788,402
HSBC Holdings PLC (6.375% to
9-17-24, then 5 Year U.S. ISDAFIX +
3.705%) (E)	6.375	09-17-24	5,770,000	6,191,210
HSBC Holdings PLC (6.875% to 6-1-21,
then 5 Year U.S. ISDAFIX +
5.514%) (E)	6.875	06-01-21	14,155,000	15,322,788
ING Bank NV (B)	5.800	09-25-23	12,399,000	14,002,741
ING Groep NV (6.500% to 4-16-25,
then 5 Year U.S. Swap Rate +
4.446%) (E)	6.500	04-16-25	6,080,000	6,618,080
JPMorgan Chase & Co.	3.200	06-15-26	14,987,000	14,891,390

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 20

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co.	4.625	05-10-21	19,999,000	$21,361,583
JPMorgan Chase & Co. (5.300% to
5-1-20, then 3 month LIBOR +
3.800%) (E)	5.300	05-01-20	15,183,000	15,828,278
JPMorgan Chase & Co. (6.750% to
2-1-24, then 3 month LIBOR +
3.780%) (E)	6.750	02-01-24	17,198,000	19,666,945
Lloyds Banking Group PLC	4.650	03-24-26	28,420,000	29,961,038
Lloyds Banking Group PLC (7.500% to
6-27-24, then 5 Year U.S. Swap Rate
+ 4.760%) (E)	7.500	06-27-24	12,925,000	14,637,563
M&T Bank Corp. (5.125% to 11-1-26,
then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	9,257,000	9,835,563
Manufacturers & Traders Trust Company
(3 month LIBOR + 0.640%) (A)	1.956	12-01-21	7,480,000	7,423,129
PNC Bank NA	2.450	07-28-22	21,130,000	20,979,862
Popular, Inc.	7.000	07-01-19	9,055,000	9,281,375
Regions Financial Corp.	2.750	08-14-22	20,875,000	20,769,536
Santander Holdings USA, Inc.	2.700	05-24-19	7,938,000	7,967,840
Santander Holdings USA, Inc. (B)	3.700	03-28-22	15,110,000	15,354,074
Santander UK Group Holdings PLC (B)	4.750	09-15-25	11,895,000	12,443,490
Societe Generale SA (7.375% to
9-13-21, then 5 Year U.S. Swap Rate
+ 6.238%) (B)(E)	7.375	09-13-21	13,725,000	14,874,469
Societe Generale SA (8.000% to
9-29-25, then 5 Year U.S. ISDAFIX +
5.873%) (B)(E)	8.000	09-29-25	12,350,000	14,403,188
Societe Generale SA (8.250% to
11-29-18, then 5 Year U.S. Swap Rate
+ 6.394%) (E)	8.250	11-29-18	9,440,000	9,913,397
Standard Chartered PLC (B)	2.100	08-19-19	17,260,000	17,160,463
Sumitomo Mitsui Trust Bank, Ltd. (B)	2.050	03-06-19	20,240,000	20,199,065
SunTrust Bank	2.450	08-01-22	16,820,000	16,651,197
The PNC Financial Services Group, Inc.
(4.850% to 6-1-23, then 3 month
LIBOR + 3.040%) (E)	4.850	06-01-23	10,034,000	10,335,020
The PNC Financial Services Group, Inc.
(6.750% to 8-1-21, then 3 month
LIBOR + 3.678%) (E)	6.750	08-01-21	9,583,000	10,680,254
The Royal Bank of Scotland Group PLC	3.875	09-12-23	19,400,000	19,718,072
The Royal Bank of Scotland Group PLC
(8.000% to 8-10-25, then 5 Year
U.S. Swap Rate + 5.720%) (E)	8.000	08-10-25	10,630,000	12,092,475
The Royal Bank of Scotland Group PLC
(8.625% to 8-15-21, then 5 Year
U.S. Swap Rate + 7.598%) (E)	8.625	08-15-21	8,450,000	9,527,375
US Bank NA	2.000	01-24-20	15,570,000	15,515,289
Wells Fargo & Company, Series K
(7.980% to 3-15-18, then 3 month
LIBOR + 3.770%) (E)	7.980	03-15-18	11,687,000	11,869,317

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company, Series MTN	4.650	11-04-44	9,825,000	$10,528,214
Wells Fargo & Company, Series U
(5.875% to 6-15-25, then 3 month
LIBOR + 3.990%) (E)	5.875	06-15-25	31,336,000	34,782,960
Westpac Banking Corp.	2.150	03-06-20	24,628,000	24,586,616
Capital markets 2.0%
Ares Capital Corp.	3.875	01-15-20	7,325,000	7,462,903
Credit Suisse Group AG (7.500% to
12-11-23, then 5 Year U.S. Swap Rate
+ 4.598%) (B)(E)	7.500	12-11-23	8,155,000	9,347,016
FS Investment Corp.	4.000	07-15-19	6,870,000	6,967,266
FS Investment Corp.	4.250	01-15-20	6,905,000	7,032,576
Jefferies Group LLC	4.850	01-15-27	15,250,000	16,053,171
Jefferies Group LLC	8.500	07-15-19	4,720,000	5,162,455
Macquarie Bank, Ltd. (B)	4.875	06-10-25	14,265,000	15,060,164
Morgan Stanley	3.875	01-27-26	11,403,000	11,814,941
Morgan Stanley	5.500	01-26-20	13,922,000	14,804,780
Morgan Stanley	7.300	05-13-19	19,611,000	20,997,516
Stifel Financial Corp.	4.250	07-18-24	13,425,000	13,774,464
The Goldman Sachs Group, Inc.	2.000	04-25-19	9,594,000	9,564,946
The Goldman Sachs Group, Inc.	2.300	12-13-19	26,988,000	26,948,686
The Goldman Sachs Group, Inc.	3.850	01-26-27	24,480,000	24,983,471
UBS AG (B)	2.450	12-01-20	22,420,000	22,395,966
UBS Group Funding Switzerland AG
(2.859% to 8-15-22, then 3 month
LIBOR + 0.954%) (B)	2.859	08-15-23	20,715,000	20,506,206
Consumer finance 1.5%
Ally Financial, Inc.	3.250	11-05-18	8,410,000	8,453,732
Ally Financial, Inc.	5.125	09-30-24	20,968,000	22,855,120
American Express Company	2.500	08-01-22	18,970,000	18,718,669
Capital One Financial Corp.	2.400	10-30-20	8,895,000	8,851,627
Capital One Financial Corp.	2.450	04-24-19	10,065,000	10,091,704
Capital One Financial Corp.	3.750	07-28-26	22,858,000	22,647,511
Capital One Financial Corp.	4.200	10-29-25	15,419,000	15,778,225
Credit Acceptance Corp.	6.125	02-15-21	9,659,000	9,791,811
Credito Real SAB de CV (B)	7.250	07-20-23	5,700,000	6,013,500
Credito Real SAB de CV (9.125% to
11-29-22, then 10 Year CMT +
7.026%) (B)(E)	9.125	11-29-22	9,270,000	9,548,100
Discover Financial Services	3.950	11-06-24	18,348,000	18,795,632
Discover Financial Services	4.100	02-09-27	6,700,000	6,832,487
Discover Financial Services	5.200	04-27-22	2,350,000	2,541,001
Enova International, Inc.	9.750	06-01-21	7,520,000	7,971,200
Diversified financial services 0.5%
ASP AMC Merger Sub, Inc. (B)	8.000	05-15-25	9,996,000	9,771,090

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 22

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust (B)	6.125	11-30-21	998,824	$1,030,087
Exela Intermediate LLC (B)	10.000	07-15-23	4,955,000	4,651,506
Leucadia National Corp.	5.500	10-18-23	13,246,000	14,146,815
NewStar Financial, Inc.	7.250	05-01-20	9,060,000	9,399,750
Trident Merger Sub, Inc. (B)	6.625	11-01-25	3,432,000	3,419,130
Voya Financial, Inc. (5.650% to 5-15-23,
then 3 month LIBOR + 3.580%)	5.650	05-15-53	13,317,000	14,062,752
Insurance 1.6%
Aquarius & Investments PLC (6.375% to
9-1-19, then 5 Year U.S. Swap Rate +
5.210%)	6.375	09-01-24	12,250,000	12,913,460
AXA SA (6.379% to 12-14-36, then 3
month LIBOR + 2.256%) (B)(E)	6.379	12-14-36	2,930,000	3,398,800
AXA SA	8.600	12-15-30	6,874,000	9,898,560
Brighthouse Financial, Inc. (B)	3.700	06-22-27	21,345,000	20,746,775
CNO Financial Group, Inc.	5.250	05-30-25	13,153,000	13,942,180
Liberty Mutual Group, Inc. (7.800% to
3-15-37, then 3 month LIBOR
+3.576%) (B)	7.800	03-07-87	16,926,000	21,496,020
MetLife, Inc.	6.400	12-15-66	9,858,000	11,361,345
MetLife, Inc. (B)	9.250	04-08-38	5,470,000	8,095,600
Nippon Life Insurance Company
(5.100% to 10-16-24, then 5 Year
U.S. ISDAFIX + 3.650%) (B)	5.100	10-16-44	11,795,000	12,528,649
Prudential Financial, Inc. (5.875% to
9-15-22, then 3 month LIBOR +
4.175%)	5.875	09-15-42	25,578,000	28,040,394
Teachers Insurance & Annuity
Association of America (B)	4.270	05-15-47	15,725,000	16,262,976
The Hartford Financial Services Group,
Inc. (8.125% to 6-15-18, then 3
month LIBOR + 4.603%)	8.125	06-15-68	20,224,000	20,780,160
Thrifts and mortgage finance 0.5%
Flagstar Bancorp, Inc.	6.125	07-15-21	6,440,000	6,865,136
Ladder Capital Finance Holdings LLLP (B)	5.250	03-15-22	2,850,000	2,942,625
Ladder Capital Finance Holdings LLLP (B)	5.250	10-01-25	5,810,000	5,795,475
MGIC Investment Corp.	5.750	08-15-23	2,676,000	2,923,530
Nationstar Mortgage LLC	6.500	07-01-21	7,564,000	7,658,550
Nationstar Mortgage LLC	7.875	10-01-20	5,833,000	5,955,493
Quicken Loans, Inc. (B)	5.750	05-01-25	13,820,000	14,528,275
Radian Group, Inc.	5.250	06-15-20	4,391,000	4,632,505
Radian Group, Inc.	7.000	03-15-21	5,591,000	6,282,886
Stearns Holdings LLC (B)	9.375	08-15-20	2,450,000	2,551,063

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 23

	Rate (%)	Maturity date	Par value^	Value
Health care 2.5%				$287,503,107
Biotechnology 0.5%
AbbVie, Inc.	3.600	05-14-25	15,283,000	15,613,173
Shire Acquisitions Investments Ireland
DAC	1.900	09-23-19	21,570,000	21,362,497
Shire Acquisitions Investments Ireland
DAC	3.200	09-23-26	23,720,000	22,788,404
Health care equipment and supplies 0.2%
Becton, Dickinson and Company	2.133	06-06-19	15,810,000	15,759,893
Zimmer Biomet Holdings, Inc.	3.550	04-01-25	8,858,000	8,858,426
Health care providers and services 1.3%
Cardinal Health, Inc.	1.948	06-14-19	13,785,000	13,711,158
Community Health Systems, Inc.	5.125	08-01-21	11,009,000	10,293,415
Community Health Systems, Inc.	8.000	11-15-19	8,576,000	7,686,240
DaVita, Inc.	5.000	05-01-25	11,776,000	11,790,720
Express Scripts Holding Company	2.600	11-30-20	21,450,000	21,450,674
HCA, Inc.	5.250	04-15-25	11,324,000	12,060,060
HCA, Inc.	5.250	06-15-26	10,413,000	11,037,780
HCA, Inc.	7.500	02-15-22	8,940,000	10,092,366
MEDNAX, Inc. (B)	5.250	12-01-23	11,971,000	12,270,275
Select Medical Corp.	6.375	06-01-21	11,653,000	11,958,891
Team Health Holdings, Inc. (B)	6.375	02-01-25	2,697,000	2,440,785
Universal Health Services, Inc. (B)	4.750	08-01-22	9,675,000	9,916,875
Universal Health Services, Inc. (B)	5.000	06-01-26	11,076,000	11,546,730
Life sciences tools and services 0.1%
Quintiles IMS, Inc. (B)	4.875	05-15-23	6,245,000	6,463,575
Pharmaceuticals 0.4%
Allergan Funding SCS	3.800	03-15-25	13,845,000	13,933,423
Mylan NV	2.500	06-07-19	8,513,000	8,506,505
Mylan NV	3.950	06-15-26	16,336,000	16,286,379
Valeant Pharmaceuticals International,
Inc. (B)	6.125	04-15-25	13,615,000	11,674,863
Industrials 4.3%				485,144,493
Aerospace and defense 0.4%
Huntington Ingalls Industries, Inc. (B)	5.000	12-15-21	10,440,000	10,711,440
Huntington Ingalls Industries, Inc. (B)	5.000	11-15-25	7,575,000	8,152,594
Kratos Defense & Security Solutions,
Inc. (B)	6.500	11-30-25	8,875,000	9,119,063
Lockheed Martin Corp.	4.700	05-15-46	11,743,000	13,345,930
Textron, Inc.	7.250	10-01-19	2,950,000	3,201,310
Air freight and logistics 0.1%
XPO Logistics, Inc. (B)	6.500	06-15-22	11,464,000	11,979,880
Airlines 1.6%
Air Canada 2013-1 Class C Pass Through
Trust (B)	6.625	05-15-18	6,110,000	6,209,288

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 24

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
America West Airlines 2000-1 Pass
Through Trust	8.057	01-02-22	482,857	$543,214
American Airlines 2001-1 Class A-1 Pass
Through Trust	6.977	11-23-22	4,530,142	4,779,300
American Airlines 2011-1 Class B Pass
Through Trust (B)	7.000	07-31-19	6,922,655	6,995,342
American Airlines 2013-2 Class A Pass
Through Trust	4.950	07-15-24	12,401,157	13,176,229
American Airlines 2015-1 Class B Pass
Through Trust	3.700	11-01-24	6,572,343	6,588,774
American Airlines 2016-1 Class A Pass
Through Trust	4.100	07-15-29	4,099,996	4,292,183
American Airlines 2017-1 Class A Pass
Through Trust	4.000	08-15-30	7,420,000	7,759,836
American Airlines 2017-1 Class AA Pass
Through Trust	3.650	02-15-29	11,515,000	11,932,188
American Airlines 2017-2 Class A Pass
Through Trust	3.600	04-15-31	6,355,000	6,475,745
Azul Investments LLP (B)	5.875	10-26-24	11,560,000	11,502,200
British Airways 2013-1 Class A Pass
Through Trust (B)	4.625	06-20-24	11,083,518	11,803,947
British Airways 2013-1 Class B Pass
Through Trust (B)	5.625	12-20-21	2,110,957	2,189,907
Continental Airlines 1997-4 Class A Pass
Through Trust	6.900	07-02-19	150,897	151,079
Continental Airlines 1999-1 Class A Pass
Through Trust	6.545	08-02-20	711,875	736,791
Continental Airlines 2000-2 Class B Pass
Through Trust	8.307	10-02-19	80,771	82,387
Continental Airlines 2007-1 Class A Pass
Through Trust	5.983	10-19-23	6,265,608	6,875,252
Continental Airlines 2012-1 Class B Pass
Through Trust	6.250	10-11-21	1,177,571	1,240,218
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust	6.718	07-02-24	5,135,576	5,713,329
Delta Air Lines 2010-1 Class A Pass
Through Trust	6.200	01-02-20	2,728,058	2,793,531
Delta Air Lines 2011-1 Class A Pass
Through Trust	5.300	10-15-20	838,994	871,313
Delta Air Lines, Inc.	3.625	03-15-22	18,290,000	18,660,679
Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027	05-01-21	3,190,453	3,445,689
United Airlines 2014-2 Class A Pass
Through Trust	3.750	03-03-28	15,286,434	15,706,811
United Airlines 2014-2 Class B Pass
Through Trust	4.625	03-03-24	6,039,018	6,252,196
United Airlines 2016-1 Class A Pass
Through Trust	3.450	01-07-30	10,724,000	10,911,670
United Airlines 2016-1 Class B Pass
Through Trust	3.650	07-07-27	6,095,000	6,057,211

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 25

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
US Airways 2010-1 Class A Pass Through
Trust	6.250	10-22-24	3,992,919	$4,449,309
US Airways 2012-1 Class A Pass Through
Trust	5.900	04-01-26	4,499,248	5,050,406
Building products 0.3%
Builders FirstSource, Inc. (B)	10.750	08-15-23	4,355,000	4,910,263
Masco Corp.	4.375	04-01-26	10,022,000	10,567,197
Masco Corp.	4.450	04-01-25	6,570,000	6,965,514
Owens Corning	4.200	12-15-22	8,508,000	8,927,580
Commercial services and supplies 0.2%
LSC Communications, Inc. (B)	8.750	10-15-23	11,118,000	11,423,745
Prime Security Services Borrower LLC (B)	9.250	05-15-23	7,030,000	7,759,363
Tervita Escrow Corp. (B)	7.625	12-01-21	1,415,000	1,432,688
Construction and engineering 0.2%
AECOM	5.125	03-15-27	16,240,000	16,553,432
Tutor Perini Corp. (B)	6.875	05-01-25	2,682,000	2,850,698
Electrical equipment 0.0%
EnerSys (B)	5.000	04-30-23	4,723,000	4,965,054
Industrial conglomerates 0.0%
General Electric Company (3 month
LIBOR + 0.480%) (A)	1.896	08-15-36	4,270,000	3,772,197
Machinery 0.0%
Neovia Logistics Services LLC (B)	8.875	08-01-20	2,830,000	2,348,900
Professional services 0.4%
Equifax, Inc.	3.250	06-01-26	3,750,000	3,536,366
Equifax, Inc.	7.000	07-01-37	3,045,000	3,741,202
IHS Markit, Ltd. (B)	4.000	03-01-26	5,450,000	5,511,313
IHS Markit, Ltd. (B)	4.750	02-15-25	3,267,000	3,460,733
IHS Markit, Ltd. (B)	5.000	11-01-22	4,986,000	5,310,090
Verisk Analytics, Inc.	4.000	06-15-25	20,295,000	21,052,500
Trading companies and distributors 1.1%
AerCap Global Aviation Trust (6.500% to
6-15-25, then 3 month LIBOR +
4.300%) (B)	6.500	06-15-45	9,410,000	10,256,900
AerCap Ireland Capital DAC	4.625	10-30-20	14,020,000	14,745,539
AerCap Ireland Capital DAC	5.000	10-01-21	13,885,000	14,848,212
Ahern Rentals, Inc. (B)	7.375	05-15-23	15,413,000	14,584,551
Air Lease Corp.	3.375	01-15-19	4,099,000	4,147,057
Aircastle, Ltd.	5.500	02-15-22	8,752,000	9,419,340
Aircastle, Ltd.	6.250	12-01-19	3,625,000	3,856,094
Aircastle, Ltd.	7.625	04-15-20	1,950,000	2,140,125
H&E Equipment Services, Inc. (B)	5.625	09-01-25	5,370,000	5,625,075
International Lease Finance Corp.	5.875	04-01-19	5,390,000	5,629,575
International Lease Finance Corp. (B)	7.125	09-01-18	4,790,000	4,963,286

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 26

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
United Rentals North America, Inc.	4.875	01-15-28	12,690,000	$12,832,763
United Rentals North America, Inc.	5.500	07-15-25	11,040,000	11,743,800
United Rentals North America, Inc.	5.750	11-15-24	5,220,000	5,507,100
Information technology 3.5%				398,297,162
Communications equipment 0.2%
Nokia OYJ	4.375	06-12-27	5,445,000	5,401,440
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	21,585,000	21,757,973
Electronic equipment, instruments and components 0.6%
CDW LLC	5.000	09-01-25	1,242,000	1,297,890
Ingram Micro, Inc.	5.450	12-15-24	14,099,000	14,298,083
Jabil, Inc.	4.700	09-15-22	19,701,000	20,646,648
Keysight Technologies, Inc.	4.600	04-06-27	9,955,000	10,572,937
Tech Data Corp.	4.950	02-15-27	21,698,000	22,736,816
Zebra Technologies Corp.	7.250	10-15-22	1,579,000	1,665,056
Internet software and services 0.3%
eBay, Inc.	2.150	06-05-20	9,665,000	9,602,958
Match Group, Inc. (B)	5.000	12-15-27	2,900,000	2,921,750
Match Group, Inc.	6.375	06-01-24	9,080,000	9,795,050
VeriSign, Inc.	4.750	07-15-27	5,304,000	5,469,750
VeriSign, Inc.	5.250	04-01-25	6,750,000	7,349,063
IT services 0.1%
Sixsigma Networks Mexico SA de CV (B)	8.250	11-07-21	5,080,000	5,359,400
Semiconductors and semiconductor equipment 0.2%
NXP BV (B)	4.625	06-01-23	20,560,000	21,719,790
Software 1.4%
Activision Blizzard, Inc.	3.400	09-15-26	15,060,000	15,136,154
Activision Blizzard, Inc. (B)	6.125	09-15-23	14,300,000	15,099,648
Autodesk, Inc.	3.500	06-15-27	16,335,000	16,173,137
CA, Inc.	3.600	08-15-22	13,715,000	13,861,114
CA, Inc.	4.700	03-15-27	10,913,000	11,360,545
Citrix Systems, Inc.	4.500	12-01-27	17,521,000	17,698,795
Electronic Arts, Inc.	4.800	03-01-26	20,397,000	22,384,225
j2 Cloud Services LLC (B)	6.000	07-15-25	4,333,000	4,506,320
Microsoft Corp.	4.450	11-03-45	19,609,000	22,362,269
Open Text Corp. (B)	5.875	06-01-26	5,685,000	6,168,225
VMware, Inc.	2.950	08-21-22	12,160,000	12,088,934
Technology hardware, storage and peripherals 0.7%
Dell International LLC (B)	6.020	06-15-26	28,340,000	31,131,610
Dell International LLC (B)	7.125	06-15-24	4,080,000	4,426,915
Dell International LLC (B)	8.350	07-15-46	10,318,000	12,946,563
Hewlett Packard Enterprise Company (B)	2.100	10-04-19	17,848,000	17,724,108
NetApp, Inc.	2.000	09-27-19	14,745,000	14,633,996

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 27

	Rate (%)	Maturity date	Par value^	Value
Materials 1.8%				$204,233,093
Chemicals 0.9%
Braskem Finance, Ltd. (B)	7.000	05-07-20	9,835,000	10,695,563
Braskem Netherlands Finance BV (B)	4.500	01-10-28	13,320,000	13,256,730
Cydsa SAB de CV (B)	6.250	10-04-27	9,175,000	9,117,656
Mexichem SAB de CV (B)	4.000	10-04-27	7,150,000	7,114,250
NOVA Chemicals Corp. (B)	5.000	05-01-25	15,210,000	15,324,075
Platform Specialty Products Corp. (B)	6.500	02-01-22	16,379,000	16,931,791
Rain CII Carbon LLC (B)	8.250	01-15-21	4,187,000	4,302,143
The Chemours Company	6.625	05-15-23	17,181,000	18,168,908
The Sherwin-Williams Company	2.250	05-15-20	10,570,000	10,522,809
Construction materials 0.1%
Cemex SAB de CV (B)	6.125	05-05-25	12,190,000	12,921,400
U.S. Concrete, Inc.	6.375	06-01-24	4,130,000	4,429,425
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (B)	6.000	02-15-25	5,795,000	6,157,767
Klabin Finance SA (B)	4.875	09-19-27	4,785,000	4,740,500
Metals and mining 0.6%
Anglo American Capital PLC (B)	4.750	04-10-27	10,725,000	11,140,781
Arconic, Inc.	5.125	10-01-24	14,478,000	15,400,973
Commercial Metals Company	5.375	07-15-27	3,005,000	3,072,613
First Quantum Minerals, Ltd. (B)	7.500	04-01-25	4,200,000	4,457,250
Novelis Corp. (B)	5.875	09-30-26	2,302,000	2,405,590
Vale Overseas, Ltd.	6.250	08-10-26	9,040,000	10,485,406
Vedanta Resources PLC (B)	6.125	08-09-24	8,140,000	8,329,312
Vedanta Resources PLC (B)	6.375	07-30-22	8,415,000	8,814,713
Paper and forest products 0.1%
Norbord, Inc. (B)	6.250	04-15-23	5,925,000	6,443,438
Real estate 1.4%				162,789,938
Equity real estate investment trusts 1.4%
American Tower Corp.	3.400	02-15-19	9,975,000	10,091,355
American Tower Corp.	3.550	07-15-27	20,880,000	20,681,436
American Tower Corp.	4.700	03-15-22	9,849,000	10,615,442
Crown Castle Towers LLC (B)	4.883	08-15-40	13,064,000	13,744,769
Crown Castle Towers LLC (B)	6.113	01-15-40	10,870,000	11,509,572
Equinix, Inc.	5.375	05-15-27	5,896,000	6,366,501
Iron Mountain, Inc. (B)	4.875	09-15-27	6,395,000	6,538,888
Iron Mountain, Inc.	5.750	08-15-24	14,217,000	14,554,654
Iron Mountain, Inc.	6.000	08-15-23	14,147,000	14,823,227
Omega Healthcare Investors, Inc.	4.500	01-15-25	7,740,000	7,707,297
Omega Healthcare Investors, Inc.	4.950	04-01-24	8,758,000	9,145,345
Omega Healthcare Investors, Inc.	5.250	01-15-26	5,414,000	5,644,636
Ventas Realty LP	3.500	02-01-25	17,542,000	17,662,011
VEREIT Operating Partnership LP	4.600	02-06-24	13,092,000	13,704,805

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 28

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services 2.6%				$292,681,828
Diversified telecommunication services 1.9%
AT&T, Inc.	3.900	08-14-27	16,943,000	16,824,869
AT&T, Inc.	4.750	05-15-46	11,532,000	11,024,522
AT&T, Inc.	5.450	03-01-47	27,570,000	29,043,210
Cincinnati Bell, Inc. (B)	7.000	07-15-24	9,744,000	9,451,680
CSC Holdings LLC (B)	5.500	04-15-27	7,825,000	7,932,594
GCI, Inc.	6.875	04-15-25	8,133,000	8,722,643
Liquid Telecommunications Financing
PLC (B)	8.500	07-13-22	9,930,000	10,438,773
Radiate Holdco LLC (B)	6.625	02-15-25	9,365,000	8,966,988
Sprint Spectrum Company LLC (B)	3.360	03-20-23	10,155,000	10,234,209
Telecom Italia Capital SA	7.200	07-18-36	13,385,000	16,614,131
UPC Holding BV (B)	5.500	01-15-28	7,190,000	7,154,050
Verizon Communications, Inc.	4.400	11-01-34	10,484,000	10,532,960
Verizon Communications, Inc.	4.672	03-15-55	8,905,000	8,460,181
Verizon Communications, Inc.	4.862	08-21-46	28,164,000	28,740,955
Verizon Communications, Inc.	5.012	08-21-54	8,591,000	8,663,777
West Corp. (B)	8.500	10-15-25	4,950,000	4,820,063
Windstream Services LLC	7.750	10-15-20	9,029,000	7,810,085
Zayo Group LLC (B)	5.750	01-15-27	3,700,000	3,811,000
Wireless telecommunication services 0.7%
C&W Senior Financing Designated
Activity Company (B)	6.875	09-15-27	10,415,000	10,935,750
CC Holdings GS V LLC	3.849	04-15-23	10,471,000	10,816,330
Comunicaciones Celulares SA (B)	6.875	02-06-24	4,730,000	4,910,166
Digicel Group, Ltd. (B)	8.250	09-30-20	6,965,000	6,710,847
Digicel, Ltd. (B)	6.750	03-01-23	10,750,000	10,427,500
Millicom International Cellular SA (B)	5.125	01-15-28	3,500,000	3,455,900
MTN Mauritius Investment, Ltd. (B)	4.755	11-11-24	9,500,000	9,400,250
SBA Tower Trust (B)	3.598	04-09-43	5,435,000	5,436,151
Sprint Capital Corp.	6.875	11-15-28	11,175,000	11,468,344
T-Mobile USA, Inc.	6.125	01-15-22	9,540,000	9,873,900
Utilities 2.2%				256,992,849
Electric utilities 1.3%
Abengoa Transmision Sur SA (B)	6.875	04-30-43	9,549,457	10,516,340
Broadcom Corp. (B)	2.375	01-15-20	19,151,000	18,989,131
Broadcom Corp. (B)	3.875	01-15-27	21,826,000	21,408,905
Electricite de France SA (B)	3.625	10-13-25	8,860,000	9,056,837
Electricite de France SA (5.250% to
1-29-23, then 10 Year U.S. Swap Rate
+ 3.709%) (B)(E)	5.250	01-29-23	9,465,000	9,659,033
Emera US Finance LP	3.550	06-15-26	7,381,000	7,398,478
Empresa Electrica Angamos SA (B)	4.875	05-25-29	9,480,000	9,386,295
Israel Electric Corp., Ltd. (B)	5.625	06-21-18	8,070,000	8,215,260
Israel Electric Corp., Ltd. (B)	6.875	06-21-23	5,430,000	6,362,331

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 29

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Israel Electric Corp., Ltd. (B)	7.250	01-15-19	6,960,000	$7,309,489
NextEra Energy Capital Holdings, Inc.	2.300	04-01-19	6,656,000	6,659,184
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	17,450,000	17,796,232
Southern California Edison Company
(6.250% to 2-1-22, then 3 month
LIBOR + 4.199%) (E)	6.250	02-01-22	4,930,000	5,523,128
Southern Power Company	1.950	12-15-19	10,236,000	10,169,851
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	7,791,000	7,898,126
Independent power and renewable electricity producers 0.7%
Greenko Dutch BV (B)	4.875	07-24-22	11,745,000	11,923,994
Greenko Dutch BV (B)	5.250	07-24-24	5,935,000	6,018,090
IPALCO Enterprises, Inc. (B)	3.700	09-01-24	2,267,000	2,257,092
NextEra Energy Operating Partners LP (B)	4.500	09-15-27	4,300,000	4,310,750
NRG Energy, Inc.	6.250	05-01-24	19,623,000	20,800,380
NRG Energy, Inc.	6.625	01-15-27	13,445,000	14,486,988
NRG Yield Operating LLC	5.375	08-15-24	22,051,000	22,877,913
Multi-utilities 0.1%
CenterPoint Energy, Inc.	2.500	09-01-22	8,700,000	8,593,172
Dominion Energy, Inc.	2.579	07-01-20	9,370,000	9,375,850
Convertible bonds 0.1%				$9,206,141
(Cost $9,125,697)
Utilities 0.1%				9,206,141
Independent power and renewable electricity producers 0.1%
NRG Yield, Inc. (B)	3.250	06-01-20	9,235,000	9,206,141
Capital preferred securities 0.1%				$19,359,926
(Cost $17,165,931)
Financials 0.1%				19,359,926
Banks 0.0%
BAC Capital Trust XIV, Series G (Greater
of 3 month LIBOR + 0.400% or
4.000%) (A)(E)	4.000	12-18-17	8,562,000	7,759,313
Capital markets 0.1%
State Street Corp. (3 month LIBOR +
1.000%) (A)	2.320	06-01-77	12,713,000	11,600,613
Term loans (F) 0.1%				$10,461,481
(Cost $10,418,632)
Financials 0.1%				4,729,187
Capital markets 0.1%
LSF9 Atlantis Holdings LLC (1 month
LIBOR + 6.000%)	7.242	05-01-23	4,720,313	4,729,187

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 30

	Rate (%)	Maturity date	Par value^	Value
Industrials 0.0%				$3,862,365
Aerospace and defense 0.0%
WP CPP Holdings LLC (1 and 3 month
LIBOR + 3.500%)	4.881	12-28-19	1,627,188	1,610,916
Airlines 0.0%
Delta Air Lines, Inc. (1 month LIBOR +
2.500%)	3.764	10-18-18	2,243,306	2,251,449
Information technology 0.0%				1,869,929
Internet software and services 0.0%
Ancestry.com Operations, Inc. (3 month
LIBOR + 3.250%)	4.500	10-19-23	1,861,200	1,869,929
Collateralized mortgage obligations 8.2%				$932,781,490
(Cost $929,168,583)
Commercial and residential 6.7%				766,971,658
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (1 month
LIBOR + 0.440%) (A)	1.678	06-25-45	4,603,019	4,532,246
Series 2005-1, Class AHM (6 month
LIBOR + 2.000%) (A)	3.561	06-25-45	1,646,933	1,645,942
Americold LLC
Series 2010-ARTA, Class C (B)	6.811	01-14-29	2,150,000	2,358,250
Series 2010-ARTA, Class D (B)	7.443	01-14-29	9,682,000	10,651,688
AOA Mortgage Trust
Series 2015-1177, Class C (A)(B)	3.110	12-13-29	6,501,000	6,465,726
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (1 month
LIBOR + 2.600%) (A)(B)	3.839	09-15-26	3,650,000	3,652,092
Series 2015-200P, Class F (A)(B)	3.716	04-14-33	6,165,000	5,929,749
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-5, Class XC IO (B)	0.090	10-10-45	3,398,831	7
BBCMS Trust
Series 2015-MSQ, Class D (A)(B)	4.123	09-15-32	7,060,000	7,021,262
Series 2015-SRCH, Class D (A)(B)	5.122	08-10-35	15,205,000	16,055,492
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (1 Year CMT
+ 2.450%) (A)	3.260	03-25-35	3,119,724	3,151,968
Series 2005-5, Class A2 (1 Year CMT
+ 2.150%) (A)	3.580	08-25-35	3,222,729	3,209,333
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4 (1 month
LIBOR + 0.560%) (A)	1.889	07-25-35	2,509,511	2,476,717
Series 2005-7, Class 11A1 (1 month
LIBOR + 0.540%) (A)	1.869	08-25-35	4,538,275	4,456,739
Bear Stearns Asset Backed Securities
Trust
Series 2004-AC5, Class A1	5.750	10-25-34	3,926,145	3,916,521
Bear Stearns Commercial Mortgage
Securities Trust
Series 2005-PWR8, Class X1 IO (B)	0.520	06-11-41	534,193	4,876

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 31

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX (A)(B)	4.847	07-05-33	1,000,000	$1,006,371
Series 2014-ATLS, Class DFL (1 month
LIBOR + 3.000%) (A)(B)	4.243	07-05-33	7,830,000	7,898,619
BWAY Mortgage Trust
Series 2013-1515, Class F (A)(B)	4.058	03-10-33	9,196,000	9,019,795
Series 2013-1515, Class XB IO (B)	0.534	03-10-33	46,410,000	1,267,267
Series 2015-1740, Class D (A)(B)	3.787	01-10-35	5,400,000	5,307,097
Series 2015-1740, Class XA IO (B)	1.023	01-10-35	123,773,000	4,496,401
BXP Trust
Series 2017-GM, Class D (A)(B)	3.539	06-13-39	14,320,000	13,693,069
CD Commercial Mortgage Trust
Series 2017-CD3, Class C (A)	4.715	02-10-50	12,137,000	12,636,660
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class F (A)(B)	3.912	04-10-28	4,975,000	4,923,003
CGDB Commercial Mortgage Trust
Series 2017-BIO, Class E (1 month
LIBOR + 2.500%) (A)(B)	3.750	05-15-30	2,110,000	2,113,792
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class E (1 month
LIBOR + 2.150%) (A)(B)	3.400	07-15-28	9,920,000	9,919,980
CGGS Commercial Mortgage Trust
Series 2016-RNDA, Class DFX (B)	4.387	02-10-33	12,982,334	13,007,875
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class E (1 month
LIBOR + 2.500%) (A)(B)	3.750	07-15-32	4,600,000	4,590,295
CLNS Trust
Series 2017-IKPR, Class C (1 month
LIBOR + 1.100%) (A)(B)	2.345	06-11-32	5,645,000	5,643,220
Cold Storage Trust
Series 2017-ICE3, Class D (1 month
LIBOR + 2.100%) (A)(B)	3.600	04-15-36	14,575,000	14,647,629
Commercial Mortgage Trust (Bank of
America Merrill Lynch/Deutsche Bank
AG)
Series 2013-WWP, Class A2 (B)	3.424	03-10-31	3,955,000	4,111,215
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.824	08-15-45	71,047,587	4,514,477
Series 2012-CR3 Class XA IO	1.883	10-15-45	100,731,284	7,584,693
Series 2013-CR6, Class XA IO	1.415	03-10-46	40,493,283	1,463,816
Series 2013-CR8, Class XA IO	0.739	06-10-46	42,082,533	810,194
Series 2014-CR15, Class C (A)	4.911	02-10-47	2,200,000	2,292,864
Series 2014-CR15, Class XA IO	1.417	02-10-47	94,838,403	3,679,483
Series 2014-CR16, Class C (A)	5.065	04-10-47	12,185,000	12,842,150
Series 2014-CR21, Class A2	3.095	12-10-47	3,000,000	3,044,036
Series 2015-CR27, Class B (A)	4.510	10-10-48	6,445,000	6,746,244
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (A)	4.934	12-10-44	3,919,000	4,106,146
Series 2013-300P, Class D (A)(B)	4.540	08-10-30	17,960,000	18,747,693
Series 2013-300P, Class E (A)(B)	4.540	08-10-30	800,000	752,258
Series 2013-CR11, Class B (A)	5.327	08-10-50	13,560,000	14,623,274

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 32

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2013-CR13, Class C (A)	4.904	11-12-46	4,890,000	$5,087,172
Series 2013-LC13, Class B (A)(B)	5.009	08-10-46	5,820,000	6,288,208
Series 2014-FL4, Class D (1 month
LIBOR + 2.450%) (A)(B)	3.689	07-13-31	10,550,000	10,491,548
Series 2014-LC15, Class C (A)	5.109	04-10-47	1,300,000	1,342,896
Series 2014-TWC, Class D (1 month
LIBOR + 2.250%) (A)(B)	3.588	02-13-32	7,630,000	7,660,386
Commercial Mortgage Trust (Deutsche
Bank AG/Morgan Stanley)
Series 2014-PAT, Class D (1 month
LIBOR + 2.150%) (A)(B)	3.385	08-13-27	9,885,000	9,897,030
Core Industrial Trust
Series 2015-CALW, Class F (A)(B)	3.979	02-10-34	8,295,000	8,249,372
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2005-C1, Class AX IO (B)	0.914	02-15-38	501,740	10
DBJPM Mortgage Trust
Series 2016-C3, Class C (A)	3.635	09-10-49	4,863,000	4,700,996
Series 2017-C6, Class C (A)	4.174	06-10-50	8,885,000	9,031,324
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust
Series 2004-4, Class 2AR1 (1 month
LIBOR + 0.540%) (A)	1.869	06-25-34	2,009,926	1,983,731
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class BFX (A)(B)	3.495	12-15-34	2,250,000	2,277,689
Series 2015-NRF, Class DFX (A)(B)	3.495	12-15-34	13,055,000	13,133,468
Series 2015-NRF, Class EFX (A)(B)	3.495	12-15-34	7,560,000	7,524,516
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO (B)	0.010	06-10-48	77,220	0
GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (A)	4.085	08-19-34	1,442,866	1,395,172
GS Mortgage Securities Trust
Series 2011-GC5, Class XA IO (B)	1.520	08-10-44	14,756,857	587,977
Series 2012-GC17, Class XA IO	2.419	05-10-45	103,455,813	6,531,134
Series 2013-GC10, Class C (A)(B)	4.285	02-10-46	1,140,200	1,154,067
Series 2014-NEW, Class C (B)	3.790	01-10-31	3,075,000	3,061,138
Series 2015-590M, Class C (A)(B)	3.932	10-10-35	6,950,000	6,941,844
Series 2016-RENT, Class D (A)(B)	4.202	02-10-29	12,595,000	12,766,137
Series 2017-485L, Class C (A)(B)	4.115	02-10-37	6,250,000	6,422,019
Series 2017-500K, Class F (1 month
LIBOR + 1.800%) (A)(B)	3.050	07-15-32	3,420,000	3,425,058
Series 2017-500K, Class G (1 month
LIBOR + 2.500%) (A)(B)	3.750	07-15-32	1,730,000	1,730,507
Series 2017-GS5, Class C (A)	4.299	03-10-50	5,125,000	5,190,731
Series 2017-GS6, Class C (A)	4.322	05-10-50	6,940,000	7,108,551
Series 2005-GG4, Class XC IO (B)	1.594	07-10-39	10,645	0
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	1.337	05-19-35	23,675,839	1,074,871
Series 2005-9, Class 2A1C (1 month
LIBOR + 0.450%) (A)	1.733	06-20-35	5,507,767	5,474,019

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 33

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2007-3, Class ES IO (B)	0.350	05-19-47	41,842,787	$646,764
Series 2007-4, Class ES IO	0.350	07-19-47	44,212,366	638,913
Series 2007-6, Class ES IO (B)	0.343	08-19-37	36,037,859	458,546
HILT Mortgage Trust
Series 2014-ORL, Class D (1 month
LIBOR + 2.150%) (A)(B)	3.400	07-15-29	7,325,000	7,336,271
Hilton USA Trust
Series 2016-HHV, Class D (A)(B)	4.333	11-05-38	6,630,000	6,540,531
Hudsons Bay Simon JV Trust
Series 2015-HBFL, Class DFL (1 month
LIBOR + 3.650%) (A)(B)	4.892	08-05-34	4,620,000	4,616,961
Impac Secured Assets Corp.
Series 2004-4, Class M2 (1 month
LIBOR + 0.810%) (A)	2.139	02-25-35	4,765,000	4,760,435
IMT Trust
Series 2017-APTS, Class CFX (A)(B)	3.613	06-15-34	6,800,000	6,749,709
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.710	07-25-35	59,624,907	2,320,512
Series 2005-AR8, Class AX2 IO	1.416	05-25-35	52,756,055	2,202,549
Series 2005-AR18, Class 1X IO	1.564	10-25-36	23,997,734	1,455,124
Series 2005-AR18, Class 2X IO	1.291	10-25-36	41,141,322	997,225
Irvine Core Office Trust
Series 2013-IRV, Class XA IO (B)	1.211	05-15-48	18,531,828	554,294
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO	0.916	08-15-46	16,506,229	377,365
Series 2014-C19, Class C (A)	4.816	04-15-47	11,255,000	11,521,333
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3A, Class XA IO (B)	1.183	02-15-46	14,306,968	309,431
Series 2011-C4, Class XA IO (B)	1.539	07-15-46	21,723,339	315,903
Series 2012-C14, Class XA IO (B)	1.582	07-05-32	85,774,444	4,928,548
Series 2014-FL5, Class C (1 month
LIBOR + 2.100%) (A)(B)	3.350	07-15-31	11,982,000	11,889,559
Series 2014-PHH, Class C (1 month
LIBOR + 2.350%) (A)(B)	3.589	08-15-27	10,888,000	10,888,003
Series 2015-MAR7, Class C (B)	4.490	06-05-32	9,155,000	9,318,607
Series 2015-SGP, Class B (1 month
LIBOR + 2.750%) (A)(B)	3.989	07-15-36	7,241,000	7,302,060
Series 2016-JP2, Class XA IO	2.009	08-15-49	14,261,195	1,745,669
Series 2016-JP3, Class C (A)	3.622	08-15-49	4,010,000	3,844,467
MAD Mortgage Trust
Series 2017-330M, Class D (A)(B)	4.108	08-15-34	9,283,000	9,311,784
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2 (1 month
LIBOR + 1.100%) (A)	2.429	11-25-34	5,779,963	5,869,895
MASTR Alternative Loan Trust
Series 2005-2, Class 4A3 (1 month
LIBOR + 0.400%) (A)	1.729	03-25-35	2,801,289	2,696,107
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A (6 month
LIBOR + 1.250%) (A)	2.665	10-25-35	3,589,314	3,593,994
Merrill Lynch Mortgage Trust

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 34

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-CIP1, Class XC IO (B)	0.010	07-12-38	3,152,723	$495
Series 2006-C2, Class X IO (B)	0.337	08-12-43	427,672	126
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO (B)	1.637	08-15-45	13,686,991	743,852
Series 2012-C6, Class XA IO (B)	1.789	11-15-45	9,386,822	591,286
Series 2013-C7, Class C (A)	4.281	02-15-46	4,107,000	4,043,439
Series 2014-C18, Class 300D	5.279	08-15-31	4,175,000	4,338,522
Series 2014-C19, Class A2	3.101	12-15-47	3,200,000	3,252,482
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO (B)	0.920	07-15-49	11,746,403	252,538
Series 2012-C4, Class AS	3.773	03-15-45	2,371,500	2,438,686
Series 2014-150E, Class D (A)(B)	4.438	09-09-32	18,800,000	19,251,572
Series 2015, Class XLF1 C (1 month
LIBOR + 2.200%) (A)(B)	3.446	08-14-31	8,420,000	8,454,339
Series 2017-CLS, Class D (1 month
LIBOR + 1.400%) (A)(B)	2.650	11-15-34	4,850,000	4,850,000
Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 2A2 (A)	3.761	08-25-34	2,900,029	2,889,310
MortgageIT Trust
Series 2005-2, Class 1A2 (1 month
LIBOR + 0.660%) (A)	1.989	05-25-35	2,150,102	2,131,983
MSCG Trust
Series 2016-SNR, Class D (B)	6.550	11-15-34	11,115,000	11,235,080
MSDB Trust
Series 2017-712F, Class C (A)(B)	3.749	07-11-39	2,245,000	2,260,425
MSSG Trust
Series 2017-237P, Class D (B)	3.864	09-13-39	5,235,000	5,068,877
Series 2017-237P, Class E (B)	3.864	09-13-39	7,655,000	6,914,657
Olympic Tower Mortgage Trust
Series 2017-OT, Class D (A)(B)	4.077	05-10-39	10,850,000	10,790,786
One Market Plaza Trust
Series 2017-1MKT, Class D (B)	4.146	02-10-32	4,755,000	4,819,396
Opteum Mortgage Acceptance Corp.
Asset Backed Pass Through
Certificates
Series 2005-2, Class M2 (1 month
LIBOR + 6.750%) (A)	2.004	04-25-35	5,937,672	5,934,631
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO	1.970	12-25-45	21,137,680	2,128,964
Sequoia Mortgage Trust
Series 2005-3, Class A1 (1 month
LIBOR + 0.200%) (A)	1.483	05-20-35	2,129	2,081
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (A)	2.389	03-25-44	2,497,320	2,447,853
TMSQ Mortgage Trust
Series 2011-1500, Class D (A)(B)	3.963	10-10-36	7,755,000	7,507,947
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	3,455,000	3,719,321
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C2, Class XA IO (B)	1.527	05-10-63	47,556,624	2,360,749

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 35

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
VNDO Mortgage Trust
Series 2013-PENN, Class D (A)(B)	4.079	12-13-29	16,737,000	$17,027,014
VNDO Trust
Series 2016-350P, Class D (A)(B)	4.033	01-10-35	11,190,000	10,932,557
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (1
month LIBOR + 0.290%) (A)	1.619	12-25-45	4,189,588	4,104,425
Series 2005-AR2, Class 2A1B (1
month LIBOR + 0.370%) (A)	1.699	01-25-45	2,815,001	2,761,341
Series 2005-AR2, Class 2A3 (1 month
LIBOR + 0.350%) (A)	1.679	01-25-45	3,011,121	2,947,304
Series 2005-AR8, Class 2AB2 (1
month LIBOR + 0.420%) (A)	1.749	07-25-45	5,144,075	5,102,938
Series 2005-AR8, Class 2AB3 (1
month LIBOR + 0.360%) (A)	1.689	07-25-45	543,203	535,506
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (A)(B)	2.800	03-18-28	14,320,000	14,250,356
Series 2013-BTC, Class E (A)(B)	3.668	04-16-35	7,270,000	6,966,309
Series 2015-LC22, Class B (A)	4.693	09-15-58	9,004,000	9,571,081
Series 2017-RB1, Class C (A)	4.311	03-15-50	6,605,000	6,700,805
WFCG Commercial Mortgage Trust
Series 2015-BXRP, Class D (1 month
LIBOR + 2.571%) (A)(B)	3.821	11-15-29	775,307	775,307
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO (B)	1.003	02-15-44	40,758,219	826,927
Series 2011-C3, Class XA IO (B)	1.533	03-15-44	28,136,905	876,580
Series 2012-C10, Class XA IO (B)	1.730	12-15-45	9,582,795	601,180
Series 2012-C9, Class B XA IO (B)	2.124	11-15-45	68,807,711	4,945,995
Series 2013-C15, Class B (A)	4.631	08-15-46	2,637,000	2,774,848
Series 2013-C15, Class C (A)	4.631	08-15-46	1,000,000	1,011,296
Series 2013-C16, Class B (A)	5.145	09-15-46	2,970,000	3,201,660
Series 2013-C16, Class XA IO	1.090	09-15-46	13,031,265	429,130
Worldwide Plaza Trust
Series 2017-WWP, Class D (A)(B)	3.596	11-10-36	7,675,000	7,459,348
U.S. Government Agency 1.5%				165,809,832
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (1
month LIBOR + 1.850%) (A)	3.179	10-25-27	6,265,000	6,409,092
Series 2016-DNA3, Class M2 (1
month LIBOR + 2.000%) (A)	3.328	12-25-28	3,225,000	3,288,282
Series K005, Class AX IO	1.538	11-25-19	91,091,293	2,144,653
Series K006, Class BX1 IO	5.542	02-25-20	4,478,800	476,691
Series K010, Class X1 IO	0.331	10-25-20	29,469,436	139,877
Series K011, Class X1 IO	0.397	11-25-20	50,698,123	338,207
Series K014, Class X1 IO	1.187	04-25-21	40,273,420	1,367,045
Series K015, Class X1 IO	1.764	07-25-21	40,930,942	1,985,855
Series K017, Class X1 IO	1.500	12-25-21	162,844,815	7,298,265
Series K018, Class X1 IO	1.519	01-25-22	146,721,688	4,773,850
Series K021, Class X1 IO	1.600	06-25-22	35,347,028	1,940,025

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 36

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K022, Class X1 IO	1.379	07-25-22	137,633,909	$6,577,855
Series K024, Class X1 IO	0.984	09-25-22	10,565,164	356,048
Series K026, Class X1 IO	1.140	11-25-22	13,094,026	535,352
Series K705, Class X1 IO	1.849	09-25-18	14,745,551	176,084
Series K707, Class X1 IO	1.653	12-25-18	10,816,847	119,315
Series K709, Class X1 IO	1.638	03-25-19	47,373,692	706,725
Series K710, Class X1 IO	1.864	05-25-19	72,078,297	1,364,947
Series K711, Class X1 IO	1.806	07-25-19	59,315,262	1,157,769
Series KAIV, Class X1 IO	1.299	06-25-21	24,197,625	842,796
Series KS01, Class X1 IO	1.469	01-25-23	13,783,049	646,819
Series KS03, Class X IO	0.429	08-25-25	38,837,906	556,303
Series T-41, Class 3A (A)	5.662	07-25-32	1,344	1,439
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	254	288
Series 2012-M5, Class X IO	0.662	02-25-22	26,331,145	501,816
Series 2012-MB, Class X1 IO	2.167	12-25-19	5,982,853	89,919
Government National Mortgage Association
Series 2008-90, Class IO	1.757	12-16-50	3,049,051	541,344
Series 2012-114, Class IO	0.809	01-16-53	27,378,869	1,394,214
Series 2012-120, Class IO	0.791	02-16-53	11,851,764	532,797
Series 2012-125, Class IO	0.414	02-16-53	14,909,800	456,671
Series 2012-70, Class IO	0.497	08-16-52	7,316,543	160,104
Series 2013-63, Class IO	0.787	09-16-51	15,799,075	849,704
Series 2016-142, Class IO	0.998	09-16-58	32,266,843	2,592,270
Series 2016-162, Class IO	0.996	09-16-58	77,550,729	6,154,728
Series 2016-174, Class IO	0.899	11-16-56	49,573,383	3,920,288
Series 2016-87, Class IO	1.007	08-16-58	37,928,607	2,919,467
Series 2016-94, Class IO	1.170	12-16-57	143,725,357	12,396,312
Series 2017-109, Class IO	0.612	04-16-57	97,830,467	6,068,502
Series 2017-124, Class IO	0.705	01-16-59	124,493,008	8,812,200
Series 2017-135, Class IO	0.840	10-16-58	86,681,101	6,549,711
Series 2017-140, Class IO	0.609	02-16-59	74,392,641	5,198,558
Series 2017-159, Class IO	0.545	06-16-59	99,955,363	6,158,790
Series 2017-169, Class IO	0.744	01-16-60	161,315,000	11,245,317
Series 2017-20, Class IO	0.749	12-16-58	107,933,441	7,218,999
Series 2017-22, Class IO	1.047	12-16-57	40,047,475	3,702,317
Series 2017-3, Class IO	0.907	09-16-58	95,449,116	7,132,712
Series 2017-46, Class IO	0.619	11-16-57	85,525,783	5,526,197
Series 2017-61, Class IO	0.766	05-16-59	54,929,193	4,518,756
Series 2017-74, Class IO	0.781	09-16-58	123,616,525	8,067,239
Series 2017-89, Class IO	0.764	07-16-59	123,173,897	9,897,318

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 37

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities 10.4%				$1,180,013,939
(Cost $1,179,035,868)
Asset backed securities 10.4%				1,180,013,939
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (1 month
LIBOR + 0.450%) (A)	1.779	10-25-35	13,940,000	13,917,756
Ally Auto Receivables Trust
Series 2017-3, Class A3	1.740	09-15-21	17,200,000	17,125,175
Series 2017-4, Class A4	1.960	07-15-22	12,120,000	12,016,149
American Express Credit Account Master
Trust
Series 2017-1, Class A	1.930	09-15-22	34,930,000	34,841,641
Amresco Residential Securities Mortgage
Loan Trust
Series 1998-1, Class A6	6.510	08-25-27	17	18
Applebee’s Funding LLC
Series 2014-1, Class A2 (B)	4.277	09-05-44	22,805,000	22,243,283
Arby’s Funding LLC
Series 2015-1A, Class A2 (B)	4.969	10-30-45	17,316,600	17,660,508
Argent Securities, Inc.
Series 2003-W10, Class M1 (1 month
LIBOR + 1.080%) (A)	2.409	01-25-34	1,918,232	1,877,696
Series 2004-W6, Class M1 (1 month
LIBOR + 0.825%) (A)	2.154	05-25-34	1,146,407	1,143,282
BA Credit Card Trust
Series 2017-A1, Class A1	1.950	08-15-22	43,385,000	43,292,980
BMW Vehicle Owner Trust
Series 2016-A, Class A4	1.370	12-27-22	6,460,000	6,365,012
Cabela’s Credit Card Master Note Trust
Series 2016-1, Class A1	1.780	06-15-22	34,888,500	34,727,926
California Republic Auto
Receivables Trust
Series 2015-2, Class A4	1.750	01-15-21	14,957,000	14,934,588
Series 2016-2, Class A4	1.830	12-15-21	18,702,000	18,595,107
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3	1.340	04-15-22	22,279,000	22,064,513
Series 2017-A1, Class A1	2.000	01-17-23	37,680,000	37,600,488
CarMax Auto Owner Trust
Series 2015-2, Class A4	1.800	03-15-21	6,490,000	6,470,358
Series 2016-1, Class A4	1.880	06-15-21	5,015,000	4,986,343
Series 2016-2, Class A4	1.680	09-15-21	6,310,000	6,246,159
Series 2016-3, Class A3	1.390	05-17-21	11,815,000	11,725,182
Chase Issuance Trust
Series 2016-A2, Class A	1.370	06-15-21	26,430,000	26,191,538
Series 2016-A5, Class A5	1.270	07-15-21	46,556,000	46,005,457
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A4 (B)	1.870	02-15-22	5,620,000	5,564,956
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1	1.750	11-19-21	37,590,000	37,375,955
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (B)	4.474	03-20-43	14,464,032	14,524,713

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 38

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CNH Equipment Trust
Series 2016-B, Class A3	1.630	08-15-21	5,240,000	$5,216,572
Series 2017-C, Class A3	2.080	02-15-23	11,870,000	11,869,717
Coinstar Funding LLC
Series 2017-1A, Class A2 (B)	5.216	04-25-47	12,954,900	13,475,467
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	96,598	65,336
Countrywide Asset-Backed Certificates
Trust
Series 2004-10, Class AF5B	4.820	02-25-35	2,135,035	2,129,937
DB Master Finance LLC
Series 2015-1A, Class A2II (B)	3.980	02-20-45	17,261,875	17,567,755
Series 2017-1A, Class A2I (B)	3.629	11-20-47	4,570,000	4,611,418
Series 2017-1A, Class A2II (B)	4.030	11-20-47	5,360,000	5,400,629
Discover Card Execution Note Trust
Series 2017-A6, Class A6	1.880	02-15-23	44,970,000	44,676,229
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (B)	4.118	07-25-47	20,748,000	21,278,319
Driven Brands Funding LLC
Series 2015-1A, Class A2 (B)	5.216	07-20-45	19,869,500	20,592,750
EquiFirst Mortgage Loan Trust
Series 2004-3, Class M3 (1 month
LIBOR + 0.975%) (A)	2.304	12-25-34	4,170,018	4,164,596
FOCUS Brands Funding LLC
Series 2017-1A, Class A2I (B)	3.857	04-30-47	4,064,575	4,123,877
Ford Credit Auto Owner Trust
Series 2014-1, Class B (B)	2.410	11-15-25	5,380,000	5,398,007
Series 2016-B, Class A4	1.520	08-15-21	3,125,000	3,090,401
Series 2016-C, Class A4	1.400	02-15-22	10,305,000	10,131,954
Series 2017-A, Class A3	1.670	06-15-21	7,926,000	7,893,548
Series 2017-B, Class A4	1.870	09-15-22	4,580,000	4,537,080
Series 2017-C, Class A4	2.160	03-15-23	12,420,000	12,417,987
Ford Credit Floorplan Master Owner
Trust
Series 2017-2, Class A1	2.160	09-15-22	19,895,000	19,870,241
GM Financial Consumer Automobile
Receivables Trust
Series 2017-2A, Class A3 (B)	1.860	12-16-21	17,780,000	17,708,014
GSAA Trust
Series 2005-10, Class M3 (1 month
LIBOR + 0.550%) (A)	1.879	06-25-35	2,394,781	2,382,504
Hertz Vehicle Financing II LP
Series 2016-3A, Class A (B)	2.270	07-25-20	7,265,000	7,228,613
Hilton Grand Vacations Trust
Series 2017-AA, Class A (B)	2.660	12-26-28	8,652,650	8,611,397
Honda Auto Receivables Owner Trust
Series 2016-2, Class A4	1.620	08-15-22	20,625,000	20,488,743
Series 2016-3, Class A4	1.330	11-18-22	19,450,000	19,195,964
Series 2016-4, Class A4	1.360	01-18-23	11,550,000	11,380,585
Series 2017-1, Class A3	1.720	07-21-21	18,540,000	18,472,761
Series 2017-2, Class A4	1.870	09-15-23	5,000,000	4,953,058

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 39

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2017-3, Class A4	1.980	11-20-23	6,475,000	$6,444,647
Huntington Auto Trust
Series 2016-1, Class A4	1.930	04-15-22	21,380,000	21,279,215
Hyundai Auto Receivables Trust
Series 2017-A, Class A3	1.760	08-16-21	15,555,000	15,493,110
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A4	1.750	12-15-21	20,360,000	20,312,077
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (1
month LIBOR + 0.520%) (A)	1.849	06-25-35	3,210,212	3,114,297
Series 2005-WMC1, Class M1 (1
month LIBOR + 0.750%) (A)	2.078	09-25-35	2,594,359	2,516,503
MMAF Equipment Finance LLC
Series 2017-B, Class A3 (B)	2.210	10-17-22	15,903,000	15,861,126
MVW Owner Trust
Series 2014-1A, Class A (B)	2.250	09-22-31	878,280	867,615
Series 2015-1A, Class A (B)	2.520	12-20-32	2,975,836	2,967,217
Nissan Auto Receivables Owner Trust
Series 2015-B, Class A4	1.790	01-17-22	1,900,000	1,893,234
Series 2016-B, Class A4	1.540	10-17-22	4,480,000	4,424,693
Series 2017-A, Class A3	1.740	08-16-21	12,155,000	12,101,714
Series 2017-B, Class A4	1.950	10-16-23	13,955,000	13,849,169
RAAC Series Trust
Series 2006-SP4, Class M1 (1 month
LIBOR + 0.340%) (A)	1.669	11-25-36	3,795,000	3,763,938
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	4.934	08-25-35	8,404,788	8,561,434
Sierra Timeshare Receivables
Funding LLC
Series 2014-2A, Class A (A)(B)	2.050	06-20-31	1,385,078	1,382,097
SoFi Professional Loan Program LLC
Series 2017-E, Class A2A (B)	1.860	11-26-40	11,185,775	11,146,645
Sonic Capital LLC
Series 2016-1A, Class A2 (B)	4.472	05-20-46	3,673,446	3,681,270
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (1 month
LIBOR + 0.720%) (A)(B)	2.049	02-25-35	5,559,605	5,547,175
Structured Asset Securities Corp.
Mortgage Loan Trust
Series 2005-2XS, Class 2A2 (1 month
LIBOR + 1.500%) (A)	2.742	02-25-35	2,767,199	2,723,178
SunTrust Auto Receivables Trust
Series 2015-1A, Class A4 (B)	1.780	01-15-21	9,485,000	9,467,015
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A	2.040	03-15-22	16,539,000	16,558,920
Taco Bell Funding LLC
Series 2016-1A, Class A2I (B)	3.832	05-25-46	9,336,813	9,480,226
Series 2016-1A, Class A2II (B)	4.377	05-25-46	1,975,000	2,036,087
TAL Advantage V LLC
Series 2014-1A, Class A (B)	3.510	02-22-39	3,028,125	3,022,633
Towd Point Mortgage Trust
Series 2015-1, Class A5 (A)(B)	3.518	10-25-53	4,885,000	5,033,428

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 40

	Yield* (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-2, Class 1M2 (A)(B)	3.488	11-25-60	10,695,000	$11,104,456
Series 2016-5, Class A1 (A)(B)	2.500	10-25-56	12,514,207	12,455,691
Series 2017-1, Class A1 (A)(B)	2.750	10-25-56	4,348,671	4,357,785
Series 2017-2, Class A1 (A)(B)	2.750	04-25-57	4,788,341	4,794,296
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A4	1.520	08-16-21	5,615,000	5,566,160
Series 2016-C, Class A4	1.320	11-15-21	5,597,000	5,518,280
Series 2017-A, Class A3	1.730	02-16-21	16,000,000	15,959,142
Series 2017-B, Class A3	1.760	07-15-21	22,590,000	22,476,686
Series 2017-C, Class A4	1.980	12-15-22	12,680,000	12,591,227
VSE VOI Mortgage LLC
Series 2017-A, Class A (B)	2.330	03-20-35	11,256,705	11,127,122
Wendys Funding LLC
Series 2015-1A, Class A2I (B)	3.371	06-15-45	32,228,280	32,382,653
Series 2015-1A, Class A2II (B)	4.080	06-15-45	2,058,000	2,102,803
Westgate Resorts LLC
Series 2014-1A, Class A (B)	2.150	12-20-26	3,994,563	3,979,083
Series 2014-1A, Class B (B)	3.250	12-20-26	1,996,543	1,997,789
Series 2015-1A, Class A (B)	2.750	05-20-27	1,581,143	1,581,931
Series 2015-2A, Class B (B)	4.000	07-20-28	3,463,333	3,477,747
Series 2016-1A, Class A (B)	3.500	12-20-28	2,560,847	2,574,340
Series 2017-1A, Class A (B)	3.050	12-20-30	7,347,699	7,339,504
World Omni Auto Receivables Trust
Series 2016-A, Class A3	1.770	09-15-21	22,740,000	22,688,896
Series 2017-B, Class A3	1.950	02-15-23	6,020,000	5,979,443
			Shares	Value
Preferred securities 0.3%				$37,911,285
(Cost $36,485,277)
Consumer staples 0.0%				2,565,005
Food and staples retailing 0.0%
Ocean Spray Cranberries, Inc., 6.250% (B)			28,284	2,565,005
Financials 0.1%				16,162,823
Banks 0.1%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.201% (A)			374,059	9,770,421
Regions Financial Corp., 6.375%			139,454	3,524,003
Wells Fargo & Company, Series L, 7.500%			2,139	2,868,399
Utilities 0.2%				19,183,457
Multi-utilities 0.2%
Dominion Energy, Inc., 6.750%			258,872	13,691,740
DTE Energy Company, 6.500%			97,700	5,491,717

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 41

	Rate (%)	Maturity date	Par value^	Value
Short-term investments 3.1%				$346,325,000
(Cost $346,325,000)
U.S. Government Agency 2.2%				249,682,000
Federal Agricultural Mortgage Corp.
Discount Note	0.950	12-01-17	12,828,000	12,828,000
Federal Farm Credit Bank Discount Note	0.950	12-01-17	19,720,000	19,720,000
Federal Home Loan Bank Discount Note	0.700	12-01-17	39,852,000	39,852,000
Federal Home Loan Bank Discount Note	0.750	12-01-17	19,715,000	19,715,000
Federal Home Loan Bank Discount Note	0.900	12-01-17	157,567,000	157,567,000
			Par value^	Value
Repurchase agreement 0.9%				96,643,000
Barclays Tri-Party Repurchase Agreement
dated 11-30-17 at 1.020% to be
repurchased at $88,521,508 on
12-1-17, collateralized by
$11,333,000 U.S. Treasury Bonds,
2.500% due 5-15-46 (valued at
$10,628,494, including interest),
$71,348,500 U.S. Treasury Notes,
2.250% due 2-15-27 (valued at
$71,040,426, including interest),
$1,963,600 U.S. Treasury Inflation
Indexed Bonds, 1.000% - 2.125%
due 2-15-41 to 2-15-46 (valued at
$2,104,924, including interest) and
$6,475,100 U.S. Treasury Inflation
Indexed Notes, 0.375% - 1.375% due
1-15-20 to 1-15-27 (valued at
$6,518,159, including interest)			88,519,000	88,519,000
Repurchase Agreement with State Street
Corp. dated 11-30-17 at 0.340% to
be repurchased at $8,124,077 on
12-1-17, collateralized by $7,890,000
U.S. Treasury Notes, 3.625% due
2-15-20 (valued at $8,287,388,
including interest)			8,124,000	8,124,000
Total investments (Cost $11,400,792,287) 101.2%				$11,508,820,101
Other assets and liabilities, net (1.2%)				(137,417,022)
Total net assets 100.0%				$11,371,403,079
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 42

(B)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,503,384,652 or 22.0% of the fund’s net assets as of 11-30-17.

(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

At 11-30-17, the aggregate cost of investments for federal income tax purposes was $11,426,934,111. Net unrealized appreciation aggregated to $81,885,990, of which $161,421,416 related to gross unrealized appreciation and $79,535,426 related to gross unrealized depreciation.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND 43

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-17 (unaudited)

Assets
Investments, at value (Cost $11,400,792,287)	$11,508,820,101
Cash	204,207
Receivable for investments sold	11,946,708
Receivable for delayed delivery securities sold	235,895,016
Receivable for fund shares sold	44,213,727
Dividends and interest receivable	81,694,435
Other receivables and prepaid expenses	1,070,105
Total assets	11,883,844,299
Liabilities
Payable for investments purchased	25,243,787
Payable for delayed delivery securities purchased	473,369,646
Payable for fund shares repurchased	11,121,593
Distributions payable	670,298
Payable to affiliates
Accounting and legal services fees	450,801
Transfer agent fees	414,058
Distribution and service fees	259,057
Trustees' fees	4,728
Other liabilities and accrued expenses	907,252
Total liabilities	512,441,220
Net assets	$11,371,403,079
Net assets consist of
Paid-in capital	$11,326,561,188
Accumulated distributions in excess of net investment income	(6,123,996)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(57,093,077)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	108,058,964
Net assets	$11,371,403,079

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($1,537,810,009 ÷ 96,745,434 shares)[1]	$15.90
Class B ($13,537,835 ÷ 851,770 shares)[1]	$15.89
Class C ($294,555,566 ÷ 18,529,748 shares)[1]	$15.90
Class I ($2,075,239,410 ÷ 130,540,773 shares)	$15.90
Class R2 ($71,983,920 ÷ 4,523,583 shares)	$15.91
Class R4 ($31,485,839 ÷ 1,977,986 shares)	$15.92
Class R6 ($5,246,213,598 ÷ 329,458,873 shares)	$15.92
Class NAV ($2,100,576,902 ÷ 131,975,157 shares)	$15.92
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$16.56

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       44

STATEMENT OF OPERATIONS  For the six months ended 11-30-17 (unaudited)

Investment income
Interest	$190,566,020
Dividends	1,201,711
Less foreign taxes withheld	(9,730)
Total investment income	191,758,001
Expenses
Investment management fees	18,853,813
Distribution and service fees	4,051,490
Accounting and legal services fees	1,247,847
Transfer agent fees	3,769,234
Trustees' fees	74,034
State registration fees	337,616
Printing and postage	333,361
Professional fees	95,572
Custodian fees	703,145
Other	356,139
Total expenses	29,822,251
Less expense reductions	(2,185,451)
Net expenses	27,636,800
Net investment income	164,121,201
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	27,454,209
27,454,209
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(43,030,122)
(43,030,122)
Net realized and unrealized loss	(15,575,913)
Increase in net assets from operations	$148,545,288

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       45

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-17	Year ended 5-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$164,121,201	$165,268,873
Net realized gain	27,454,209	1,285,991
Change in net unrealized appreciation (depreciation)	(43,030,122)	74,918,915
Increase in net assets resulting from operations	148,545,288	241,473,779
Distributions to shareholders
From net investment income
Class A	(23,338,902)	(56,573,672)
Class B	(178,483)	(466,887)
Class C	(3,547,511)	(7,535,610)
Class I	(82,654,276)	(99,600,806)
Class R2	(1,008,904)	(1,593,207)
Class R4	(489,632)	(400,617)
Class R6	(30,733,465)	(6,314,425)
Class NAV	(34,350,100)	(6,871,857)
Total distributions	(176,301,273)	(179,357,081)
From fund share transactions	1,730,800,830	3,651,788,840
Issued in reorganization	—	2,175,087,127
Total from fund share transactions	1,730,800,830	5,826,875,967
Total increase	1,703,044,845	5,888,992,665
Net assets
Beginning of period	9,668,358,234	3,779,365,569
End of period	$11,371,403,079	$9,668,358,234
Undistributed (accumulated distributions in excess of) net investment income	($6,123,996)	$6,056,076

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       46

Financial highlights

Class A Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$15.93		$15.79	$16.06	$16.26	$16.37	$15.86
Net investment income[2]	0.23		0.45	0.47	0.53	0.61	0.63
Net realized and unrealized gain (loss) on investments	(0.01)		0.18	(0.23)	(0.05)	0.02	0.61
Total from investment operations	0.22		0.63	0.24	0.48	0.63	1.24
Less distributions
From net investment income	(0.25)		(0.49)	(0.51)	(0.63)	(0.67)	(0.70)
From net realized gain	—		—	—	(0.05)	(0.07)	(0.03)
Total distributions	(0.25)		(0.49)	(0.51)	(0.68)	(0.74)	(0.73)
Net asset value, end of period	$15.90		$15.93	$15.79	$16.06	$16.26	$16.37
Total return (%)[3,4]	1.37	[5]	4.07	1.59	3.02	4.06	7.93
Ratios and supplemental data
Net assets, end of period (in millions)	$1,538		$1,492	$1,904	$1,740	$1,411	$1,434
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	[6]	0.89	0.93	0.94	0.98	1.03
Expenses including reductions	0.79	[6]	0.83	0.87	0.89	0.92	0.98
Net investment income	2.85	[6]	2.83	3.01	3.25	3.80	3.84
Portfolio turnover (%)	37		98 [7]	56	66	77	72

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
7	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       47

Class B Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$15.93		$15.79	$16.06	$16.26	$16.37	$15.86
Net investment income[2]	0.17		0.34	0.36	0.42	0.50	0.51
Net realized and unrealized gain (loss) on investments	(0.02)		0.18	(0.23)	(0.05)	0.02	0.61
Total from investment operations	0.15		0.52	0.13	0.37	0.52	1.12
Less distributions
From net investment income	(0.19)		(0.38)	(0.40)	(0.52)	(0.56)	(0.58)
From net realized gain	—		—	—	(0.05)	(0.07)	(0.03)
Total distributions	(0.19)		(0.38)	(0.40)	(0.57)	(0.63)	(0.61)
Net asset value, end of period	$15.89		$15.93	$15.79	$16.06	$16.26	$16.37
Total return (%)[3,4]	0.95	[5]	3.35	0.88	2.31	3.34	7.18
Ratios and supplemental data
Net assets, end of period (in millions)	$14		$16	$23	$28	$33	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	1.53	[6]	1.59	1.63	1.64	1.68	1.73
Expenses including reductions	1.49	[6]	1.53	1.57	1.59	1.62	1.68
Net investment income	2.16	[6]	2.14	2.32	2.57	3.11	3.15
Portfolio turnover (%)	37		98 [7]	56	66	77	72

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       48

Class C Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$15.93		$15.79	$16.06	$16.26	$16.37	$15.87
Net investment income[2]	0.17		0.34	0.36	0.41	0.49	0.51
Net realized and unrealized gain (loss) on investments	(0.01)		0.18	(0.23)	(0.04)	0.03	0.60
Total from investment operations	0.16		0.52	0.13	0.37	0.52	1.11
Less distributions
From net investment income	(0.19)		(0.38)	(0.40)	(0.52)	(0.56)	(0.58)
From net realized gain	—		—	—	(0.05)	(0.07)	(0.03)
Total distributions	(0.19)		(0.38)	(0.40)	(0.57)	(0.63)	(0.61)
Net asset value, end of period	$15.90		$15.93	$15.79	$16.06	$16.26	$16.37
Total return (%)[3,4]	1.01	[5]	3.35	0.88	2.31	3.34	7.11
Ratios and supplemental data
Net assets, end of period (in millions)	$295		$299	$310	$250	$162	$195
Ratios (as a percentage of average net assets):
Expenses before reductions	1.53	[6]	1.59	1.63	1.64	1.68	1.72
Expenses including reductions	1.49	[6]	1.53	1.57	1.59	1.62	1.67
Net investment income	2.15	[6]	2.14	2.31	2.53	3.10	3.12
Portfolio turnover (%)	37		98 [7]	56	66	77	72

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       49

Class I Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$15.93		$15.80	$16.06	$16.26	$16.37	$15.87
Net investment income[2]	0.25		0.50	0.52	0.57	0.66	0.68
Net realized and unrealized gain (loss) on investments	(0.01)		0.17	(0.22)	(0.04)	0.02	0.61
Total from investment operations	0.24		0.67	0.30	0.53	0.68	1.29
Less distributions
From net investment income	(0.27)		(0.54)	(0.56)	(0.68)	(0.72)	(0.76)
From net realized gain	—		—	—	(0.05)	(0.07)	(0.03)
Total distributions	(0.27)		(0.54)	(0.56)	(0.73)	(0.79)	(0.79)
Net asset value, end of period	$15.90		$15.93	$15.80	$16.06	$16.26	$16.37
Total return (%)[3]	1.52	[4]	4.33	1.97	3.35	4.40	8.27
Ratios and supplemental data
Net assets, end of period (in millions)	$2,075		$5,385	$1,367	$793	$302	$277
Ratios (as a percentage of average net assets):
Expenses before reductions	0.52	[5]	0.57	0.61	0.63	0.66	0.65
Expenses including reductions	0.48	[5]	0.51	0.56	0.57	0.60	0.60
Net investment income	3.13	[5]	3.15	3.32	3.53	4.11	4.19
Portfolio turnover (%)	37		98 [6]	56	66	77	72

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       50

Class R2 Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$15.95		$15.81	$16.08	$16.27	$16.38	$15.87
Net investment income[2]	0.22		0.44	0.46	0.51	0.60	0.62
Net realized and unrealized gain (loss) on investments	(0.02)		0.18	(0.23)	(0.02)	0.02	0.64
Total from investment operations	0.20		0.62	0.23	0.49	0.62	1.26
Less distributions
From net investment income	(0.24)		(0.48)	(0.50)	(0.63)	(0.66)	(0.72)
From net realized gain	—		—	—	(0.05)	(0.07)	(0.03)
Total distributions	(0.24)		(0.48)	(0.50)	(0.68)	(0.73)	(0.75)
Net asset value, end of period	$15.91		$15.95	$15.81	$16.08	$16.27	$16.38
Total return (%)[3]	1.26	[4]	3.97	1.55	2.97	4.01	8.09
Ratios and supplemental data
Net assets, end of period (in millions)	$72		$56	$56	$39	$7	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	[5]	0.98	1.03	0.98	1.05	1.03
Expenses including reductions	0.88	[5]	0.92	0.97	0.93	0.99	0.98
Net investment income	2.77	[5]	2.75	2.92	3.16	3.76	3.88
Portfolio turnover (%)	37		98 [6]	56	66	77	72

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       51

Class R4 Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	[2]
Per share operating performance
Net asset value, beginning of period	$15.95		$15.81	$16.08	$16.15
Net investment income[3]	0.24		0.49	0.51	0.06
Net realized and unrealized gain (loss) on investments	(0.01)		0.17	(0.22)	(0.03)
Total from investment operations	0.23		0.66	0.29	0.03
Less distributions
From net investment income	(0.26)		(0.52)	(0.56)	(0.10)
Total distributions	(0.26)		(0.52)	(0.56)	(0.10)
Net asset value, end of period	$15.92		$15.95	$15.81	$16.08
Total return (%)[4]	1.44	[5]	4.25	1.86	0.18	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$31		$29	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	[7]	0.82	0.82	0.80	[7]
Expenses including reductions	0.64	[7]	0.66	0.66	0.64	[7]
Net investment income	3.01	[7]	3.09	3.24	2.21	[7]
Portfolio turnover (%)	37		98 [9]	56	66	[8]

[1]	Six months ended 11-30-17. Unaudited.
[2]	The inception date for Class R4 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The portfolio turnover is shown for the period from 6-1-14 to 5-31-15.
[9]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
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Class R6 Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	5-31-15	5-31-14	5-31-13
Per share operating performance
Net asset value, beginning of period	$15.96		$15.81	$16.08	$16.28	$16.38	$15.87
Net investment income[2]	0.26		0.52	0.54	0.59	0.68	0.70
Net realized and unrealized gain (loss) on investments	(0.02)		0.19	(0.23)	(0.04)	0.03	0.61
Total from investment operations	0.24		0.71	0.31	0.55	0.71	1.31
Less distributions
From net investment income	(0.28)		(0.56)	(0.58)	(0.70)	(0.74)	(0.77)
From net realized gain	—		—	—	(0.05)	(0.07)	(0.03)
Total distributions	(0.28)		(0.56)	(0.58)	(0.75)	(0.81)	(0.80)
Net asset value, end of period	$15.92		$15.96	$15.81	$16.08	$16.28	$16.38
Total return (%)[3]	1.51	[4]	4.58	2.02	3.45	4.58	8.42
Ratios and supplemental data
Net assets, end of period (in millions)	$5,246		$529	$118	$93	$43	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	0.43	[5]	0.48	0.52	0.54	0.56	0.57
Expenses including reductions	0.39	[5]	0.41	0.44	0.46	0.50	0.52
Net investment income	3.31	[5]	3.27	3.45	3.66	4.26	4.30
Portfolio turnover (%)	37		98 [6]	56	66	77	72

[1]	Six months ended 11-30-17. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       53

Class NAV Shares Period ended	11-30-17	[1]	5-31-17	5-31-16	[2]
Per share operating performance
Net asset value, beginning of period	$15.95		$15.81	$15.78
Net investment income[3]	0.26		0.51	0.41
Net realized and unrealized gain (loss) on investments	(0.01)		0.19	0.06
Total from investment operations	0.25		0.70	0.47
Less distributions
From net investment income	(0.28)		(0.56)	(0.44)
Total distributions	(0.28)		(0.56)	(0.44)
Net asset value, end of period	$15.92		$15.95	$15.81
Total return (%)[4]	1.58	[5]	4.51	3.03	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2,101		$1,862	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.42	[6]	0.46	0.50	[6]
Expenses including reductions	0.38	[6]	0.41	0.44	[6]
Net investment income	3.27	[6]	3.28	3.44	[6]
Portfolio turnover (%)	37		98 [8]	56	[7]

[1]	Six months ended 11-30-17. Unaudited.
[2]	The inception date for Class NAV shares is 8-31-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The portfolio turnover is shown for the period from 6-1-15 to 5-31-16.
[8]	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's

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own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2017, by major security category or type:

	Total value at 11-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,888,161,350	—	$3,888,161,350	—
Foreign government obligations	56,863,173	—	56,863,173	—
Corporate bonds	5,027,736,316	—	5,027,736,316	—
Convertible bonds	9,206,141	—	9,206,141	—
Capital preferred securities	19,359,926	—	19,359,926	—
Term loans	10,461,481	—	10,461,481	—
Collateralized mortgage obligations	932,781,490	—	932,781,490	—
Asset backed securities	1,180,013,939	—	1,180,013,939	—
Preferred securities	37,911,285	$35,346,280	2,565,005	—
Short-term investments	346,325,000	—	346,325,000	—
Total investments in securities	$11,508,820,101	$35,346,280	$11,473,473,821	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/

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accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a "To Be Announced" (TBA) or "forward commitment" transaction, with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund's NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 29, 2017, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 29, 2017, the fund had a similar agreement that enabled it to participate in a $1 billion unsecured committed line of credit. For the six months ended November 30, 2017 the fund had no borrowings under either line of credit. Commitment fees for the six months ended November 30, 2017 were $16,105.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net

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assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of May 31, 2017, the fund has a short-term capital loss carryforward of $18,104,019 and a long-term capital loss carryforward of $21,103,377 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.

As of May 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities and merger related transactions.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $500 million of the fund's aggregate daily net assets, (b) 0.425% of the next $500 million of the fund's aggregate daily net assets, (c) 0.400% of the next $1 billion of the fund's aggregate daily net assets, (d) 0.350% of the next $500 million of the fund's aggregate daily net assets, (e) 0.300% of the fund's aggregate daily net assets in excess of $2.5 billion. Prior to October 1, 2017, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.500% of the first $500 million of the fund's aggregate daily net

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assets, (b) 0.475% of the next $500 million of the fund's aggregate daily net assets, (c) 0.450% of the next $500 million of the fund's aggregate daily net assets, (d) 0.450% of the next $500 million of the fund's aggregate daily net assets, (e) 0.400% of the next $500 million of the fund's aggregate daily net assets; and (f) 0.350% of the fund's aggregate daily net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and certain assets of Income Allocation Fund, a series of John Hancock Funds II, as defined in the advisory agreement. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2017, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to October 1, 2017, the Advisor had contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the fund in order to reduce the total annual fund operating expenses by 0.05% of the fund's average daily net assets. On October 1, 2017, the advisory agreement was reduced by 0.05% to replace this waiver.

Prior to October 1, 2017 the Advisor had contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceeded 0.00% of average net assets.

For the six months ended November 30, 2017, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$313,462	Class R4	$6,199
Class B	3,193	Class R6	189,794
Class C	62,008	Class NAV	401,300
Class I	1,180,596	Total	$2,170,307
Class R2	13,755

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2017 were equivalent to a net annual effective rate of 0.32% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2017 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up

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to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class B	1.00%	—	Class R4	0.25%	0.10%
Class C	1.00%	—

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $15,144 for Class R4 shares for the six months ended November 30, 2017.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,557,247 for the six months ended November 30, 2017. Of this amount, $490,404 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,990,246 was paid as sales commissions to broker-dealers and $76,597 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2017, CDSCs received by the Distributor amounted to $6.833, $9,634 and $26,328 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$2,270,613	$843,645
Class B	74,793	8,343
Class C	1,489,021	165,982
Class I	—	2,635,362
Class R2	164,312	4,126
Class R4	52,751	1,842
Class R6	—	109,934
Total	$4,051,490	$3,769,234

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Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2017 and for the year ended May 31, 2017 were as follows:

		Six months ended 11-30-17		Year ended 5-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	11,286,679	$180,155,173	34,092,817	$541,956,959
Distributions reinvested	1,384,549	22,090,017	3,379,141	53,729,834
Repurchased	(9,560,426)	(152,590,017)	(64,381,575)	(1,018,201,732)
Net increase (decrease)	3,110,802	$49,655,173	(26,909,617)	($422,514,939)
Class B shares
Sold	9,116	$145,510	52,907	$841,349
Distributions reinvested	10,283	164,057	25,942	412,599
Repurchased	(190,235)	(3,036,884)	(481,926)	(7,658,790)
Net decrease	(170,836)	($2,727,317)	(403,077)	($6,404,842)
Class C shares
Sold	1,915,413	$30,581,326	5,313,071	$84,561,671
Distributions reinvested	212,529	3,390,831	441,776	7,023,679
Repurchased	(2,369,081)	(37,816,141)	(6,605,907)	(104,723,743)
Net decrease	(241,139)	($3,843,984)	(851,060)	($13,138,393)
Class I shares
Sold	97,996,985	$1,564,860,492	287,716,488	$4,554,434,157
Distributions reinvested	5,034,683	80,372,931	6,047,097	95,884,815
Repurchased	(310,470,391)	(4,962,044,354)	(42,354,138)	(670,004,434)
Net increase (decrease)	(207,438,723)	($3,316,810,931)	251,409,447	$3,980,314,538
Class R2 shares
Sold	1,750,046	$27,961,503	1,694,679	$26,908,315
Distributions reinvested	57,163	913,127	94,466	1,504,103
Repurchased	(803,573)	(12,846,567)	(1,813,840)	(28,798,157)
Net increase (decrease)	1,003,636	$16,028,063	(24,695)	($385,739)
Class R4 shares
Sold	239,038	$3,824,857	1,944,292	$30,402,882
Distributions reinvested	30,613	489,033	25,093	397,094
Repurchased	(130,946)	(2,091,605)	(149,518)	(2,363,031)
Net increase	138,705	$2,222,285	1,819,867	$28,436,945
Class R6 shares
Sold	300,977,713	$4,817,815,714	7,249,897	$114,511,357
Issued in reorganization (Note 9)	—	—	21,559,231	342,414,487
Distributions reinvested	1,919,815	30,631,480	388,087	6,177,491
Repurchased	(6,588,252)	(105,282,181)	(3,497,257)	(55,036,889)
Net increase	296,309,276	$4,743,165,013	25,699,958	$408,066,446

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		Six months ended 11-30-17		Year ended 5-31-17
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	17,059,899	$272,794,117	1,517,213	$24,106,036
Issued in reorganization (Note 9)	—	—	115,422,599	1,832,672,640
Distributions reinvested	2,150,320	34,350,099	430,922	6,865,378
Repurchased	(4,001,016)	(64,031,688)	(700,907)	(11,142,103)
Net increase	15,209,203	$243,112,528	116,669,827	$1,852,501,951
Total net increase	107,920,924	$1,730,800,830	367,410,650	$5,826,875,967

Affiliates of the fund owned 100% of Class NAV shares on November 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $3,093,053,876 and $1,611,664,478, respectively, for the six months ended November 30, 2017. Purchases and sales of U.S. Treasury obligations aggregated $2,530,551,617 and $2,073,507,002, respectively, for the six months ended November 30, 2017.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At November 30, 2017, funds within the John Hancock group of funds complex held 18.5% of the fund's net assets. The following affiliated fund owned 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	7.1%

Note 8 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended November 30, 2017, the fund engaged in purchases amounting to $51,327,886.

Note 9 — Reorganization

On April 6, 2017, the shareholders of John Hancock Funds II Active Bond Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the John Hancock Bond Fund (the Acquiring Fund) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund's shareholders of such Acquiring Fund's shares. The reorganization was intended to consolidate the Acquired Fund with a fund with a similar investment objective and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to

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the Acquiring Fund at the Acquired Fund's identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 21, 2017. The following outlines the reorganization:

Acquiring Fund	Acquired Fund	Net asset value of the Acquired Fund	Appreciation of the Acquired Fund's investment	Shares redeemed by the Acquired Fund	Shares issued by the Acquiring Fund	Acquiring Fund net assets prior to combination	Acquiring Fund total net assets after combination
JHF Bond Fund	JHF II Active Bond Fund	$2,175,087,127	$44,407,828	216,660,147	136,981,830	$7,008,919,409	$9,184,006,536

See Note 5 for capital shares issued in connection with the above referenced reorganizations.

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Sovereign Bond Fund (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor), for John Hancock Bond Fund. The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 19-22, 2017 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 22-24, 2017.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 19-22, 2017, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as

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determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services . Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risk with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's intitiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance . In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

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(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group average for the one-, three-, five- and ten-year periods ended December 31, 2016. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index and peer group for the one-, three-, five- and ten-year periods. The Board concluded that the fund's performance has generally been in line with or generally outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses . The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits . In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
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(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale . In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       67

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services . With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation . In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees . The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance . As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

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The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or generally outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

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John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF418650	21SA 11/17 1/18

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and
(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 17, 2018